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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-08257
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                          GE INSTITUTIONAL FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  06/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS




GE INSTITUTIONAL U.S. EQUITY

SCHEDULE OF INVESTMENTS -  JUNE 30, 2005 (UNAUDITED)

                                                     NUMBER OF
                                                        SHARES                    VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK - 95.8%
-------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.0%
Bed Bath & Beyond Inc.                                   21,356               $  892,254  (a)
Cablevision Systems Corp. (Class A)                      30,723                  989,281  (a,j)
Carnival Corp.                                           67,441                3,678,907
Comcast Corp. (Class A)                                   1,289                   39,572  (a)
Comcast Corp. (Class A) (Special)                       232,814                6,972,779  (a)
eBay Inc.                                                16,591                  547,669  (a)
Family Dollar Stores, Inc.                               53,204                1,388,624  (j)
Kohl's Corp.                                             12,739                  712,238  (a)
Liberty Global Inc. (Series A)                           45,320                2,115,084  (a,j)
Liberty Media Corp. (Series A)                          769,669                7,842,927  (a)
Lowe's Companies, Inc.                                   67,396                3,923,795
News Corp. (Class A)                                    114,275                1,848,970
Omnicom Group                                            37,467                2,992,115
Target Corp.                                            101,911                5,544,978
The Home Depot, Inc.                                     96,645                3,759,491
Time Warner Inc.                                        187,337                3,130,401  (a)
Tribune Co.                                              11,267                  396,373
Viacom Inc. (Class B)                                   163,995                5,251,120
                                                                              52,026,578

CONSUMER STAPLES - 9.6%
Altria Group, Inc.                                        5,851                  378,326
Anheuser-Busch Companies, Inc.                           38,591                1,765,538
Avon Products, Inc.                                      26,227                  992,692
Clorox Co.                                               88,445                4,928,155
Colgate-Palmolive Co.                                   102,518                5,116,673
Kellogg Co.                                              65,905                2,928,818
Kimberly-Clark Corp.                                     78,666                4,923,705
PepsiCo, Inc.                                           174,553                9,413,643
Procter & Gamble Co.                                     46,085                2,430,984
Sara Lee Corp.                                          146,123                2,894,697
The Coca-Cola Co.                                        83,177                3,472,640
Wal-Mart Stores, Inc.                                    52,679                2,539,128
                                                                              41,784,999

ENERGY - 9.0%
Amerada Hess Corp.                                       11,315                1,205,161  (j)
Burlington Resources Inc.                               103,979                5,743,800  (j)
ConocoPhillips Co.                                       44,961                2,584,808
EnCana Corp.                                             57,850                2,290,281
Exxon Mobil Corp.                                       254,778               14,642,092
Halliburton Co.                                          33,721                1,612,538
Nabors Industries Ltd.                                   24,354                1,476,339  (a)
Occidental Petroleum Corp.                               36,830                2,833,332
Schlumberger Ltd.                                        90,851                6,899,225
                                                                              39,287,576

FINANCIALS - 18.3%
AFLAC Incorporated                                       30,349                1,313,505
Allstate Corp.                                           86,827                5,187,913
American International Group, Inc.                      112,320                6,525,792  (h)
Bank of America Corp.                                   147,621                6,732,994
Berkshire Hathaway Inc. (Class B)                           576                1,603,296  (a)
Chubb Corp.                                              41,184                3,525,762  (j)
Citigroup Inc.                                          282,879               13,077,496  (h)
Federal Home Loan Mortgage Corp.                         21,634                1,411,186
Federal National Mortgage Association                   125,088                7,305,139
HCC Insurance Holdings, Inc.                             14,135                  535,292
JPMorgan Chase & Co.                                     43,462                1,535,078
MBNA Corp.                                              160,360                4,195,018
Mellon Financial Corp.                                  119,316                3,423,176
Merrill Lynch & Co., Inc.                                33,323                1,833,098
Morgan Stanley                                           59,948                3,145,472
Principal Financial Group                                60,922                2,552,632
Prudential Financial, Inc.                               27,044                1,775,709
State Street Corp.                                      148,228                7,152,001  (e)
SunTrust Banks, Inc.                                     22,480                1,623,955
US Bancorp                                               55,077                1,608,248
Wachovia Corp.                                           30,649                1,520,190
Wells Fargo & Co.                                        34,470                2,122,663
                                                                              79,705,615

HEALTHCARE - 13.9%
Abbott Laboratories                                     197,393                9,674,231
Aetna Inc.                                                6,971                  577,338
Amgen Inc.                                               56,144                3,394,466  (a)
Boston Scientific Corp.                                  14,987                  404,649  (a)
Bristol-Myers Squibb Co.                                 67,441                1,684,676
Cardinal Health, Inc.                                     5,622                  323,715
GlaxoSmithKline PLC ADR                                  62,253                3,019,893
HCA Inc.                                                 30,723                1,741,072
Johnson & Johnson                                       127,029                8,256,885
Lincare Holdings Inc.                                    51,330                2,096,317  (a)
Medtronic Inc.                                           12,979                  672,182
Merck & Co., Inc.                                        57,325                1,765,610
Pfizer Inc.                                             577,758               15,934,566
Smith & Nephew PLC ADR                                    8,243                  407,287  (j)
UnitedHealth Group Incorporated                          79,820                4,161,815
Wyeth                                                   138,449                6,160,980
                                                                              60,275,682

INDUSTRIALS - 7.5%
Burlington Northern Santa Fe Corp.                       43,462                2,046,191
Corinthian Colleges, Inc.                                34,676                  442,813  (a,j)
Danaher Corp.                                            16,006                  837,754
Deere & Co.                                              49,832                3,263,498
Dover Corp.                                             103,125                3,751,687
Eaton Corp.                                              40,397                2,419,780
Emerson Electric Co.                                     12,941                  810,495
General Dynamics Corp.                                   16,403                1,796,785
Northrop Grumman Corp.                                   54,328                3,001,622
Southwest Airlines Co.                                   93,751                1,305,951
3M Co.                                                   12,364                  893,917
Tyco International Ltd.                                 225,875                6,595,550
Union Pacific Corp.                                      15,736                1,019,693  (j)
United Technologies Corp.                                62,121                3,189,913
Waste Management, Inc.                                   40,090                1,136,151
                                                                              32,511,800

INFORMATION TECHNOLOGY - 16.3%
Analog Devices, Inc.                                    102,076                3,808,456
Applied Materials, Inc.                                 149,869                2,424,880
Automatic Data Processing, Inc.                          50,206                2,107,146
Certegy Inc.                                             43,987                1,681,183
Checkfree Corp.                                          13,327                  453,918  (a)
Cisco Systems, Inc.                                     346,573                6,623,010  (a)
Dell Inc.                                                88,266                3,487,390  (a)
EMC Corp.                                               162,983                2,234,497  (a)
First Data Corp.                                        245,651                9,860,431
Intel Corp.                                             213,938                5,575,224
International Business Machines Corp.                    55,616                4,126,707
Intuit Inc.                                              72,777                3,282,970  (a)
Microsoft Corp.                                         573,250               14,239,530
Molex Inc. (Class A)                                    116,823                2,743,004  (j)
Novellus Systems, Inc.                                   15,048                  371,836  (a)
Oracle Corp.                                            480,009                6,336,119  (a)
Paychex, Inc.                                            11,369                  369,947
Unisys Corp.                                             45,128                  285,660  (a)
Yahoo! Inc.                                              24,594                  852,182  (a)
                                                                              70,864,090

MATERIALS - 3.0%
Alcoa Inc.                                               33,721                  881,130
Barrick Gold Corp.                                       47,958                1,200,389
Freeport-McMoRan Copper & Gold Inc.
  (Class B)                                              34,253                1,282,432
Monsanto Co.                                             41,814                2,628,846
Newmont Mining Corp.                                     54,058                2,109,884
Praxair, Inc.                                            48,708                2,269,793
Rohm & Haas Co.                                          24,354                1,128,564
Weyerhaeuser Co.                                         21,731                1,383,178  (j)
                                                                              12,884,216

TELECOMMUNICATION SERVICES - 2.9%
Alltel Corp.                                             16,954                1,055,895
Sprint Corp.                                            108,359                2,718,727
Verizon Communications Inc.                              67,441                2,330,087
Vodafone Group PLC ADR                                  273,511                6,651,788
                                                                              12,756,497

UTILITIES - 3.3%
American Electric Power Company, Inc.                    48,708                1,795,864
Constellation Energy Group Inc.                          41,963                2,420,845
Dominion Resources, Inc.                                 48,333                3,547,159
Entergy Corp.                                            29,974                2,264,536
PG&E Corp.                                               81,319                3,052,715  (j)
PPL Corp.                                                10,821                  642,551
Southern Co.                                             19,483                  675,476
                                                                              14,399,146

TOTAL COMMON STOCK                                                           416,496,199
(COST $383,167,590)

-------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.4%
-------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                       100,057                2,948,680
Industrial Select Sector SPDR Fund                      400,503               11,766,778

TOTAL EXCHANGE TRADED FUNDS                                                   14,715,458
(COST $13,574,875)

TOTAL INVESTMENTS IN SECURITIES                                              431,211,657
(COST $396,742,465)

-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.0%
-------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.0%
GEI Short Term Investment Fund
3.20%                                                 4,295,264                4,295,264  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 3.0%

State Street Navigator Securities
Lending Prime Portfolio
3.31%                                                13,190,762               13,190,762  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                  17,486,026
(COST $17,486,026)

TOTAL INVESTMENTS                                                            448,697,683
(COST $414,228,491)

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2)%                              (13,737,852)
                                                                           -------------
NET ASSETS  - 100.0%                                                       $ 434,959,831
                                                                           =============

GE INSTITUTIONAL S&P 500 INDEX

SCHEDULE OF INVESTMENTS -  JUNE 30, 2005 (UNAUDITED)

                                                NUMBER OF
                                                   SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 98.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.2%
Apollo Group, Inc. (Class A)                        1,500        $  117,330  (a)
Autonation, Inc.                                    2,000            41,040  (a)
Autozone, Inc.                                        600            55,476  (a)
Bed Bath & Beyond Inc.                              2,600           108,628  (a)
Best Buy Co., Inc.                                  2,700           185,085
Big Lots, Inc.                                      1,100            14,564  (a)
Black & Decker Corp.                                  700            62,895
Brunswick Corp.                                       800            34,656
Carnival Corp.                                      4,800           261,840
Centex Corp.                                        1,100            77,737
Circuit City Stores, Inc.                           1,600            27,664
Clear Channel Communications, Inc.                  4,500           139,185
Coach, Inc.                                         3,400           114,138  (a)
Comcast Corp. (Class A)                            19,759           606,601  (a)
Cooper Tire & Rubber Co.                              700            12,999
D.R. Horton, Inc.                                     200             7,544
Dana Corp.                                          1,300            19,513
Darden Restaurants, Inc.                            1,350            44,523
Delphi Corp.                                        4,718            21,939
Dillard's Inc. (Class A)                              700            16,394
Dollar General Corp.                                2,841            57,843
Dow Jones & Company, Inc.                             700            24,815
Eastman Kodak Co.                                   2,600            69,810
eBay Inc.                                          11,000           363,110  (a)
Family Dollar Stores, Inc.                          1,600            41,760
Federated Department Stores                         1,500           109,920
Ford Motor Co.                                     16,877           172,820
Fortune Brands, Inc.                                1,300           115,440
Gannett Co., Inc.                                   2,200           156,486
General Motors Corp.                                5,112           173,808
Genuine Parts Co.                                   1,500            61,635
Goodyear Tire & Rubber Co.                          1,600            23,840  (a)
H&R Block, Inc.                                     1,500            87,525
Harley-Davidson, Inc.                               2,600           128,960
Harrah's Entertainment, Inc.                        1,600           115,312
Hasbro, Inc.                                        1,550            32,225
Hilton Hotels Corp.                                 3,400            81,090
International Game Technology                       3,100            87,265
Interpublic Group of Companies, Inc.                3,900            47,502  (a)
J.C. Penney Company, Inc.                           2,300           120,934
Johnson Controls, Inc.                              1,700            95,761
Jones Apparel Group, Inc.                           1,100            34,144
KB Home                                               800            60,984
Knight-Ridder, Inc.                                   700            42,938
Kohl's Corp.                                        3,000           167,730  (a)
Leggett & Platt Incorporated                        1,600            42,528
Limited Brands                                      3,326            71,243
Liz Claiborne Inc.                                    900            35,784
Lowe's Companies, Inc.                              7,000           407,540
Marriott International Inc. (Class A)               1,800           122,796
Mattel, Inc.                                        3,700            67,710
May Department Stores Co.                           2,600           104,416
Maytag Corp.                                          600             9,396
McDonald's Corp.                                   11,300           313,575
McGraw-Hill Companies Inc.                          3,400           150,450
Meredith Corp.                                        400            19,624
New York Times Co. (Class A)                        1,400            43,610
Newell Rubbermaid Inc.                              2,615            62,342
News Corp. (Class A)                               26,100           422,298
Nike Inc. (Class B)                                 2,100           181,860
Nordstrom, Inc.                                     1,100            74,767
Office Depot, Inc.                                  2,900            66,236  (a)
OfficeMax, Inc.                                       600            17,862
Omnicom Group                                       1,700           135,762
Pulte Homes, Inc.                                   1,100            92,675
RadioShack Corp.                                    1,400            32,438
Reebok International Ltd.                             500            20,915
Sears Holdings Corp.                                  929           139,229  (a)
Sherwin-Williams Co.                                1,200            56,508
Snap-On Incorporated                                  500            17,150
Stanley Works                                         700            31,878
Staples, Inc.                                       6,750           143,910
Starbucks Corp.                                     3,500           180,810  (a)
Starwood Hotels & Resorts Worldwide
  Inc. (Class B)                                    1,900           111,283
Target Corp.                                        7,900           429,839
The Gap, Inc.                                       6,862           135,525
The Home Depot, Inc.                               19,300           750,770
The Walt Disney Co.                                18,300           460,794
Tiffany & Co.                                       1,400            45,864
Time Warner Inc.                                   42,050           702,656  (a,h)
TJX Companies, Inc.                                 4,100            99,835
Toys R Us, Inc.                                     2,000            52,960  (a)
Tribune Co.                                         2,782            97,871
Univision Communications Inc. (Class A)             2,600            71,630  (a)
VF Corp.                                              900            51,498
Viacom Inc. (Class B)                              14,600           467,492
Visteon Corp.                                       1,189             7,169
Wendy's International, Inc.                         1,000            47,650
Whirlpool Corp.                                       600            42,066
Yum! Brands, Inc.                                   2,600           135,408
                                                                 11,219,030

CONSUMER STAPLES - 10.0%
Alberto-Culver Co.                                    850            36,830
Albertson's, Inc.                                   3,241            67,024
Altria Group, Inc.                                 18,700         1,209,142  (h)
Anheuser-Busch Companies, Inc.                      7,000           320,250
Archer-Daniels-Midland Co.                          5,708           122,037
Avon Products, Inc.                                 4,200           158,970
Brown-Forman Corp. (Class B)                          800            48,368
Campbell Soup Co.                                   3,000            92,310
Clorox Co.                                          1,400            78,008
Coca-Cola Enterprises Inc.                          3,300            72,633
Colgate-Palmolive Co.                               4,700           234,577
ConAgra Foods, Inc.                                 4,800           111,168
Constellation Brands, Inc. (Class A)                  100             2,972  (a)
Costco Wholesale Corp.                              4,200           188,244
CVS Corp.                                           7,200           209,304
General Mills, Inc.                                 3,300           154,407
Gillette Co.                                        9,000           455,670
Hershey Foods Corp.                                 2,000           124,200
HJ Heinz Co.                                        3,200           113,344
Kellogg Co.                                         3,200           142,208
Kimberly-Clark Corp.                                4,300           269,137
Kroger Co.                                          6,500           123,695  (a)
McCormick & Company, Inc.                           1,200            39,216
Molson Coors Brewing co. (Class B)                    700            43,400
Pepsi Bottling Group, Inc.                          1,900            54,359
PepsiCo, Inc.                                      15,010           809,489
Procter & Gamble Co.                               22,300         1,176,325
Reynolds American Inc.                              1,000            78,800
Safeway Inc.                                        4,000            90,360
Sara Lee Corp.                                      7,106           140,770
SUPERVALU Inc.                                      1,300            42,393
Sysco Corp.                                         5,800           209,902
The Coca-Cola Co.                                  20,300           847,525  (h)
UST Inc.                                            1,500            68,490
Walgreen Co.                                        9,200           423,108
Wal-Mart Stores, Inc.                              30,200         1,455,640
WM Wrigley Jr. Co.                                  1,800           123,912
                                                                  9,938,187

ENERGY - 8.7%
Amerada Hess Corp.                                    800            85,208
Anadarko Petroleum Corp.                            2,137           175,554
Apache Corp.                                        2,912           188,115
Ashland Inc.                                          600            43,122  (a)
Baker Hughes Incorporated                           3,070           157,061
BJ Services Co.                                     1,500            78,720
Burlington Resources Inc.                           3,500           193,340
ChevronTexaco Corp.                                18,950         1,059,684
ConocoPhillips Co.                                 12,564           722,304
Devon Energy Corp.                                  4,328           219,343
El Paso Corp.                                       5,583            64,316
EOG Resources, Inc.                                 2,200           124,960
Exxon Mobil Corp.                                  57,316         3,293,950  (h)
Halliburton Co.                                     4,600           219,972
Kerr-McGee Corp.                                    1,030            78,599
Kinder Morgan, Inc.                                 1,000            83,200
Marathon Oil Corp.                                  3,100           165,447
Nabors Industries Ltd.                              1,300            78,806  (a)
National Oilwell Varco Inc.                         1,500            71,310  (a)
Noble Corp.                                         1,200            73,812
Occidental Petroleum Corp.                          3,600           276,948
Rowan Companies, Inc.                                 900            26,739
Schlumberger Ltd.                                   5,300           402,482
Sunoco, Inc.                                          600            68,208
The Williams Companies, Inc.                        5,300           100,700
Transocean Inc.                                     2,851           153,868  (a)
Unocal Corp.                                        2,500           162,625
Valero Energy Corp.                                 2,300           181,953
XTO Energy Inc.                                     3,066           104,213
                                                                  8,654,559

FINANCIALS - 19.9%
ACE Ltd.                                            2,500           112,125
AFLAC Incorporated                                  4,600           199,088
Allstate Corp.                                      6,000           358,500
AMBAC Financial Group, Inc.                           950            66,272
American Express Co.                               10,600           564,238  (h)
American International Group, Inc.                 23,338         1,355,938  (h)
AmSouth Bancorp                                     3,200            83,200
Aon Corp.                                           2,800            70,112
Apartment Investment & Management Co.
  (Class A) (REIT)                                    800            32,736
Archstone-Smith Trust (REIT)                        1,700            65,654
Bank of America Corp.                              36,258         1,653,727  (h)
BB&T Corp.                                          4,900           195,853
Capital One Financial Corp.                         2,200           176,022
Charles Schwab Corp.                               10,600           119,568
Chubb Corp.                                         1,700           145,537
Cincinnati Financial Corp.                          1,538            60,843
CIT Group Inc.                                      1,800            77,346
Citigroup Inc.                                     46,913         2,168,788
Comerica Incorporated                               1,550            89,590
Compass Bancshares, Inc.                            1,100            49,500
Countrywide Financial Corp.                         5,298           204,556
E*TRADE FINANCIAL Corp.                             3,300            46,167  (a)
Equity Office Properties Trust (REIT)               3,700           122,470
Equity Residential (REIT)                           2,500            92,050
Federal Home Loan Mortgage Corp.                    6,200           404,426
Federal National Mortgage Association               8,700           508,080
Federated Investors Inc. (Class B)                    900            27,009
Fifth Third Bancorp                                 4,719           194,470
First Horizon National Corp.                        1,100            46,420
Franklin Resources, Inc.                            1,800           138,564
Golden West Financial Corp.                         2,500           160,950
Goldman Sachs Group, Inc.                           4,000           408,080
Huntington Bancshares Incorporated                  2,078            50,163
Janus Capital Group Inc.                            2,000            30,080
Jefferson-Pilot Corp.                               1,250            63,025
JPMorgan Chase & Co.                               31,680         1,118,938
Keycorp                                             3,700           122,655
Lehman Brothers Holdings Inc.                       2,500           248,200
Lincoln National Corp.                              1,500            70,380
Loews Corp.                                         1,400           108,500
M&T Bank Corp.                                        900            94,644
Marsh & McLennan Companies, Inc.                    4,800           132,960
Marshall & Ilsley Corp.                             1,900            84,455
MBIA Inc.                                           1,200            71,172
MBNA Corp.                                         11,275           294,954
Mellon Financial Corp.                              3,800           109,022
Merrill Lynch & Co., Inc.                           8,500           467,585
Metlife, Inc.                                       6,600           296,604
MGIC Investment Corp.                                 900            58,698
Moody's Corp.                                       2,500           112,400
Morgan Stanley                                      9,900           519,453
National City Corp.                                 5,400           184,248
North Fork Bancorporation, Inc.                     4,250           119,383
Northern Trust Corp.                                1,900            86,621
Plum Creek Timber Co. Inc. (REIT)                   1,600            58,080
Principal Financial Group                           2,700           113,130
Progressive Corp.                                   1,800           177,858
Prologis (REIT)                                     1,600            64,384
Providian Financial Corp.                           2,700            47,601  (a)
Prudential Financial, Inc.                          4,700           308,602
Regions Financial Corp.                             4,122           139,653
Safeco Corp.                                        1,100            59,774
Simon Property Group, Inc. (REIT)                   2,000           144,980
SLM Corp.                                           3,700           187,960
Sovereign Bancorp, Inc.                             3,300            73,722
State Street Corp.                                  3,000           144,750  (e)
SunTrust Banks, Inc.                                3,100           223,944
Synovus Financial Corp.                             2,700            77,409
T Rowe Price Group, Inc.                            1,100            68,860
The Bank of New York Company, Inc.                  7,100           204,338
The Bear Stearns Companies Inc.                     1,020           106,019
The Hartford Financial Services
  Group, Inc.                                       2,700           201,906
The PNC Financial Services Group, Inc.              2,500           136,150
The St. Paul Travelers Companies, Inc.              6,076           240,184
Torchmark Corp.                                     1,000            52,200
UnumProvident Corp.                                 2,746            50,307
US Bancorp                                         16,506           481,975
Wachovia Corp.                                     14,102           699,459
Washington Mutual, Inc.                             7,933           322,794
Wells Fargo & Co.                                  15,200           936,016
XL Capital Ltd.                                     1,300            96,746
Zions Bancorp                                         800            58,824
                                                                 19,919,644

HEALTHCARE - 13.1%
Abbott Laboratories                                13,900           681,239  (h)
Aetna Inc.                                          2,600           215,332
Allergan, Inc.                                      1,200           102,288
AmerisourceBergen Corp.                               922            63,756
Amgen Inc.                                         11,176           675,701  (a)
Applera Corp. - Applied Biosystems Group            1,700            33,439
Bausch & Lomb Inc.                                    500            41,500
Baxter International Inc.                           5,500           204,050
Becton Dickinson & Co.                              2,300           120,681
Biogen Idec Inc.                                    3,095           106,623  (a)
Biomet, Inc.                                        2,225            77,074
Boston Scientific Corp.                             6,700           180,900  (a)
Bristol-Myers Squibb Co.                           17,500           437,150
C.R. Bard, Inc.                                       900            59,859
Cardinal Health, Inc.                               3,875           223,123
Caremark Rx, Inc.                                   4,080           181,642  (a)
Chiron Corp.                                        1,300            45,357  (a)
Cigna Corp.                                         1,200           128,436
Eli Lilly & Co.                                    10,200           568,242  (h)
Express Scripts, Inc.                               1,400            69,972  (a)
Fisher Scientific International                     1,100            71,390  (a)
Forest Laboratories, Inc.                           3,000           116,550  (a)
Genzyme Corp.                                       2,200           132,198  (a)
Gilead Sciences, Inc.                               4,100           180,359  (a)
Guidant Corp.                                       2,900           195,170
HCA Inc.                                            3,700           209,679
Health Management Associates Inc.
  (Class A)                                         2,200            57,596
Hospira, Inc.                                       1,500            58,500  (a)
Humana Inc.                                         1,400            55,636  (a)
IMS Health Inc.                                     1,988            49,243
Johnson & Johnson                                  26,768         1,739,920  (h)
King Pharmaceuticals, Inc.                          1,966            20,486  (a)
Laboratory Corp. of America Holdings                1,200            59,880  (a)
Manor Care, Inc.                                      700            27,811
McKesson Corp.                                      2,644           118,425
Medco Health Solutions, Inc.                        2,494           133,080  (a)
Medimmune, Inc.                                     2,300            61,456  (a)
Medtronic Inc.                                     10,900           564,511
Merck & Co., Inc.                                  19,800           609,840
Millipore Corp.                                       400            22,692  (a)
Mylan Laboratories                                  2,500            48,100
PerkinElmer, Inc.                                   1,100            20,790
Pfizer Inc.                                        67,069         1,849,763  (h)
Quest Diagnostics                                   1,600            85,232
Schering-Plough Corp.                              13,200           251,592
St. Jude Medical, Inc.                              3,300           143,913  (a)
Stryker Corp.                                       3,400           161,704
Tenet Healthcare Corp.                              4,400            53,856  (a)
Thermo Electron Corp.                               1,400            37,618  (a)
UnitedHealth Group Incorporated                    11,400           594,396
Waters Corp.                                        1,100            40,887  (a)
Watson Pharmaceuticals, Inc.                          900            26,604  (a)
WellPoint, Inc.                                     5,500           383,020  (a)
Wyeth                                              12,100           538,450  (h)
Zimmer Holdings, Inc.                               2,190           166,812  (a)
                                                                 13,103,523

INDUSTRIALS - 11.0%
Allied Waste Industries, Inc.                       2,600            20,618  (a)
American Power Conversion Corp.                     1,600            37,744
American Standard Companies Inc.                    1,700            71,264
Avery Dennison Corp.                                  900            47,664
Boeing Co.                                          7,500           495,000
Burlington Northern Santa Fe Corp.                  3,300           155,364
Caterpillar Inc.                                    3,100           295,461
Cendant Corp.                                       9,638           215,602
Cintas Corp.                                        1,300            50,180
Cooper Industries Ltd.                                800            51,120
CSX Corp.                                           1,900            81,054
Cummins Inc.                                          400            29,844
Danaher Corp.                                       2,500           130,850
Deere & Co.                                         2,200           144,078
Delta Air Lines, Inc.                               1,200             4,512  (a)
Dover Corp.                                         1,800            65,484
Eaton Corp.                                         1,400            83,860
Emerson Electric Co.                                3,800           237,994
Equifax Inc.                                        1,100            39,281
FedEx Corp.                                         2,700           218,727
Fluor Corp.                                           800            46,072
General Dynamics Corp.                              1,800           197,172
General Electric Co.                               95,400         3,305,610  (n,h)
Goodrich Corp.                                      1,100            45,056
Honeywell International Inc.                        7,650           280,220
Illinois Tool Works Inc.                            2,500           199,200
Ingersoll-Rand Co. (Class A)                        1,500           107,025
ITT Industries, Inc.                                  800            78,104
L-3 Communications Holdings, Inc.                   1,000            76,580
Lockheed Martin Corp.                               3,600           233,532
Masco Corp.                                         3,800           120,688
Monster Worldwide, Inc.                             1,100            31,548  (a)
Navistar International Corp.                          600            19,200  (a)
Norfolk Southern Corp.                              3,700           114,552
Northrop Grumman Corp.                              3,284           181,441
PACCAR Inc.                                         1,600           108,800
Pall Corp.                                          1,000            30,360
Parker Hannifin Corp.                               1,100            68,211
Pitney Bowes Inc.                                   2,100            91,455
Raytheon Co.                                        4,000           156,480
Robert Half International Inc.                      1,300            32,461
Rockwell Automation, Inc.                           1,600            77,936
Rockwell Collins, Inc.                              1,600            76,288
RR Donnelley & Sons Co.                             1,900            65,569
Ryder System, Inc.                                    600            21,960
Southwest Airlines Co.                              6,750            94,028
Textron Inc.                                        1,200            91,020
3M Co.                                              6,900           498,870
Tyco International Ltd.                            18,266           533,367
Union Pacific Corp.                                 2,400           155,520
United Parcel Service Inc. (Class B)               10,000           691,600
United Technologies Corp.                           9,200           472,420
W.W. Grainger, Inc.                                   800            43,832
Waste Management, Inc.                              5,070           143,684
                                                                 10,965,562

INFORMATION TECHNOLOGY - 14.9%
ADC Telecommunications, Inc.                        1,185            25,797  (a)
Adobe Systems Incorporated                          4,400           125,928
Advanced Micro Devices, Inc.                        3,400            58,956  (a)
Affiliated Computer Services Inc.
  (Class A)                                         1,100            56,210  (a)
Agilent Technologies, Inc.                          3,895            89,663  (a)
Altera Corp.                                        3,500            69,370  (a)
Analog Devices, Inc.                                3,300           123,123
Andrew Corp.                                        1,600            20,416  (a)
Apple Computer, Inc.                                7,400           272,394  (a)
Applied Materials, Inc.                            14,700           237,846
Applied Micro Circuits Corp.                        2,800             7,168  (a)
Autodesk, Inc.                                      2,000            68,740
Automatic Data Processing, Inc.                     5,200           218,244
Avaya Inc.                                          4,240            35,277  (a)
BMC Software, Inc.                                  1,900            34,105  (a)
Broadcom Corp. (Class A)                            2,700            95,877  (a)
Ciena Corp.                                         5,300            11,077  (a)
Cisco Systems, Inc.                                57,600         1,100,736  (a,h)
Citrix Systems, Inc.                                1,400            30,324  (a)
Computer Associates International, Inc.             4,850           133,278
Computer Sciences Corp.                             1,700            74,290  (a)
Compuware Corp.                                     3,800            27,322  (a)
Comverse Technology, Inc.                           1,800            42,570  (a)
Convergys Corp.                                     1,200            17,064  (a)
Corning Incorporated                               12,900           214,398  (a)
Dell Inc.                                          21,800           861,318  (a)
Electronic Arts Inc.                                2,800           158,508  (a)
Electronic Data Systems Corp.                       4,700            90,475
EMC Corp.                                          21,862           299,728  (a)
First Data Corp.                                    7,050           282,987
Fiserv, Inc.                                        1,700            73,015  (a)
Freescale Semiconductor Inc. (Class B)              3,726            78,916  (a)
Gateway, Inc.                                       3,000             9,900  (a)
Hewlett-Packard Co.                                26,028           611,918
Intel Corp.                                        55,700         1,451,542  (h)
International Business Machines Corp.              14,500         1,075,900  (h)
Intuit Inc.                                         1,600            72,176  (a)
Jabil Circuit, Inc.                                 1,700            52,241  (a)
JDS Uniphase Corp.                                 12,000            18,240  (a)
KLA-Tencor Corp.                                    1,800            78,660
Lexmark International Inc. (Class A)                1,200            77,796  (a)
Linear Technology Corp.                             2,700            99,063
LSI Logic Corp.                                     3,100            26,319  (a)
Lucent Technologies Inc.                           40,990           119,281  (a,h)
Maxim Integrated Products, Inc.                     2,900           110,809
Mercury Interactive Corp.                             700            26,852  (a)
Micron Technology, Inc.                             5,500            56,155  (a)
Microsoft Corp.                                    90,400         2,245,536  (h)
Molex, Inc.                                         1,550            40,362
Motorola, Inc.                                     22,261           406,486
National Semiconductor Corp.                        3,200            70,496
NCR Corp.                                           1,600            56,192  (a)
Network Appliance, Inc.                             3,400            96,118  (a)
Novell, Inc.                                        3,200            19,840  (a)
Novellus Systems, Inc.                              1,300            32,123  (a)
Nvidia Corp.                                        1,500            40,080  (a)
Oracle Corp.                                       40,100           529,320  (a)
Parametric Technology Corp.                         2,500            15,950  (a)
Paychex, Inc.                                       3,200           104,128
PMC - Sierra, Inc.                                  1,500            13,995  (a)
QLogic Corp.                                          800            24,696  (a)
QUALCOMM, Inc.                                     14,700           485,247
Sabre Holdings Corp. (Class A)                      1,128            22,504
Sanmina-SCI Corp.                                   4,300            23,521  (a)
Scientific-Atlanta, Inc.                            1,300            43,251
Siebel Systems, Inc.                                4,700            41,830
Solectron Corp.                                     8,400            31,836  (a)
Sun Microsystems, Inc.                             31,300           116,749  (a)
Sungard Data Systems Inc.                           2,600            91,442  (a)
Symantec Corp.                                      6,300           136,962  (a)
Symbol Technologies, Inc.                           2,200            21,714
Tektronix, Inc.                                       800            18,616
Tellabs, Inc.                                       4,200            36,540  (a)
Teradyne, Inc.                                      1,800            21,546  (a)
Texas Instruments Incorporated                     15,100           423,857
Unisys Corp.                                        2,700            17,091  (a)
Veritas Software Corp.                              3,700            90,280  (a)
Xerox Corp.                                         8,800           121,352  (a)
Xilinx, Inc.                                        3,100            79,050
Yahoo! Inc.                                        11,900           412,335  (a)
                                                                 14,853,017

MATERIALS - 2.9%
Air Products & Chemicals, Inc.                      2,100           126,630
Alcoa Inc.                                          7,984           208,622
Allegheny Technologies Incorporated                   800            17,648
Ball Corp.                                          1,000            35,960
Bemis Co.                                           1,000            26,540
Dow Chemical Co.                                    8,594           382,691
E.I. du Pont de Nemours and Co.                     9,003           387,219
Eastman Chemical Co.                                  700            38,605
Ecolab Inc.                                         2,100            67,956
Engelhard Corp.                                     1,100            31,405
Freeport-McMoRan Copper & Gold Inc.
  (Class B)                                         1,600            59,904
Georgia-Pacific Corp.                               2,355            74,889
Great Lakes Chemical Corp.                            500            15,735
Hercules Incorporated                               1,000            14,150  (a)
International Flavors & Fragrances Inc.               800            28,976
International Paper Co.                             4,475           135,190
Louisiana-Pacific Corp.                               900            22,122
MeadWestvaco Corp.                                  1,500            42,060
Monsanto Co.                                        2,453           154,220
Newmont Mining Corp.                                4,100           160,023
Nucor Corp.                                         1,400            63,868
Pactiv Corp.                                        1,300            28,054  (a)
Phelps Dodge Corp.                                    900            83,250
PPG Industries, Inc.                                1,600           100,416
Praxair, Inc.                                       2,900           135,140
Rohm & Haas Co.                                     1,800            83,412
Sealed Air Corp.                                      700            34,853  (a)
Sigma-Aldrich Corp.                                   600            33,624
Temple-Inland Inc.                                  1,200            44,580
United States Steel Corp.                           1,000            34,370
Vulcan Materials Co.                                  900            58,491
Weyerhaeuser Co.                                    2,200           140,030
                                                                  2,870,633

TELECOMMUNICATION SERVICES - 3.1%
Alltel Corp.                                        3,000           186,840
AT&T Corp.                                          7,332           139,601
BellSouth Corp.                                    16,600           441,062
CenturyTel, Inc.                                    1,200            41,556
Citizens Communications Co.                         2,900            38,976
Nextel Communications Inc. (Class A)               10,100           326,331  (a)
Qwest Communications International                 16,017            59,423  (a)
SBC Communications Inc.                            29,653           704,259  (h)
Sprint Corp.                                       13,200           331,188
Verizon Communications Inc.                        24,866           859,120
                                                                  3,128,356

UTILITIES - 3.4%
AES Corp.                                           6,000            98,280  (a)
Allegheny Energy, Inc.                              1,500            37,830  (a)
Ameren Corp.                                        1,800            99,540
American Electric Power Company, Inc.               3,540           130,520
Calpine Corp.                                       5,200            17,680  (a)
CenterPoint Energy, Inc.                            2,900            38,309
Cinergy Corp.                                       1,700            76,194
CMS Energy Corp.                                    1,800            27,108  (a)
Consolidated Edison, Inc.                           2,100            98,364
Constellation Energy Group Inc.                     1,600            92,304
Dominion Resources, Inc.                            3,084           226,335
DTE Energy Co.                                      1,500            70,155
Duke Energy Corp.                                   8,300           246,759
Dynegy Inc. (Class A)                               3,400            16,524  (a)
Edison International                                3,000           121,650
Entergy Corp.                                       1,900           143,545
Exelon Corp.                                        6,050           310,547
FirstEnergy Corp.                                   2,931           141,010
FPL Group, Inc.                                     3,600           151,416
KeySpan Corp.                                       1,600            65,120
Nicor Inc.                                            400            16,468
NiSource Inc.                                       2,447            60,514
Peoples Energy Corp.                                  300            13,038
PG&E Corp.                                          3,300           123,882
Pinnacle West Capital Corp.                           800            35,560
PPL Corp.                                           1,700           100,946
Progress Energy, Inc.                               2,175            98,397
Public Service Enterprise Group
  Incorporated                                      2,100           127,722
Sempra Energy                                       2,250            92,948
Southern Co.                                        6,800           235,756
TECO Energy, Inc.                                   1,700            32,147
TXU Corp.                                           2,200           182,798
Xcel Energy Inc.                                    3,615            70,565
                                                                  3,399,931

TOTAL INVESTMENTS IN SECURITIES                                  98,052,442
(COST $87,099,856)

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.2%
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.0%
GEI Short Term Investment Fund
3.20%                                           1,012,906         1,012,906  (d,l)
Money Market Obligations Trust
3.08%                                               1,257             1,257
                                                                  1,014,163

                                                PRINCIPAL
                                                   AMOUNT
--------------------------------------------------------------------------------
U.S. GOVERNMENT - 0.2%
U. S. Treasury Bill
2.93%                                            $200,000           198,877

TOTAL SHORT-TERM INVESTMENTS                                      1,213,040
(COST $1,213,040)

TOTAL INVESTMENTS                                                99,265,482
(COST $88,312,896)

OTHER ASSETS AND LIABILITIES, NET - 0.6%                            556,318
                                                                -----------
NET ASSETS  - 100.0%                                            $99,821,800
                                                                ===========


-----------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------

The GE Institutional S&P 500 Index had the following long futures contracts open at June 30, 2005:

                                                                             CURRENT
                                                         NUMBER OF          NOTIONAL             UNREALIZED
DESCRIPTION                     EXPIRATION DATE          CONTRACTS             VALUE           DEPRECIATION
-----------------------------------------------------------------------------------------------------------
S&P 500 Index Futures            September-2005               28          $1,673,700              $(14,854)



GE INSTITUTIONAL VALUE EQUITY

SCHEDULE OF INVESTMENTS -  JUNE 30, 2005 (UNAUDITED)

                                               NUMBER OF
                                                  SHARES            VALUE
---------------------------------------------------------------------------------
COMMON STOCK - 95.4%
---------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.3%
Cablevision Systems Corp. (Class A)               10,121         $  325,896  (a)
Comcast Corp. (Class A) (Special)                 21,298            637,875  (a)
Family Dollar Stores, Inc.                        11,725            306,022
Liberty Global Inc. (Series A)                     5,307            247,678  (a)
Liberty Media Corp. (Series A)                    62,945            641,410  (a)
Lowe's Companies, Inc.                            16,153            940,428
News Corp. (Class A)                              37,644            609,080
Omnicom Group                                      9,874            788,538
Ross Stores, Inc.                                  8,640            249,782
Starwood Hotels & Resorts Worldwide
  Inc. (Class B)                                   4,959            290,449
Target Corp.                                      14,811            805,866
Time Warner Inc.                                  61,711          1,031,191  (a)
Tribune Co.                                        3,721            130,905
Viacom Inc. (Class B)                             20,612            659,996
                                                                  7,665,116

CONSUMER STAPLES - 10.4%
Altria Group, Inc.                                 1,930            124,794
Anheuser-Busch Companies, Inc.                    12,712            581,574
Avon Products, Inc.                                4,320            163,512
Clorox Co.                                        20,796          1,158,753
Colgate-Palmolive Co.                              4,073            203,283
Kellogg Co.                                       16,168            718,506
Kimberly-Clark Corp.                              21,043          1,317,081
Pepsi Bottling Group, Inc.                         2,977             85,172
PepsiCo, Inc.                                     25,919          1,397,812
Procter & Gamble Co.                              15,181            800,798
The Coca-Cola Co.                                 16,045            669,879
Sara Lee Corp.                                    37,026            733,485
Wal-Mart Stores, Inc.                             12,342            594,884  (h)
                                                                  8,549,533

ENERGY - 9.5%
Amerada Hess Corp.                                 1,358            144,641
Burlington Resources Inc.                         18,390          1,015,864
ConocoPhillips Co.                                14,811            851,484
EnCana Corp.                                      19,056            754,427
Exxon Mobil Corp.                                 59,242          3,404,638  (h)
Halliburton Co.                                      620             29,648
Nabors Industries Ltd.                             3,086            187,073  (a)
Occidental Petroleum Corp.                         8,578            659,906
Schlumberger Ltd.                                 10,121            768,589
                                                                  7,816,270

FINANCIALS - 18.2%
Allstate Corp.                                    21,379          1,277,395
American International Group, Inc.                12,342            717,070
Bank of America Corp.                             38,261          1,745,084  (h)
Blackrock Inc. (Class A)                           6,413            515,926  (j)
CB Richard Ellis Group, Inc. (Class A)               620             27,193  (a,j)
Chubb Corp.                                        8,269            707,909
CIT Group Inc.                                       992             42,626
Citigroup Inc.                                    38,261          1,768,806  (h)
Federal Home Loan Mortgage Corp.                   7,126            464,829
Federal National Mortgage Association             14,193            828,871
JPMorgan Chase & Co.                              14,317            505,676
MBNA Corp.                                        22,216            581,171
Mellon Financial Corp.                            21,105            605,502
Merrill Lynch & Co., Inc.                          7,158            393,762
Morgan Stanley                                    19,747          1,036,125
Principal Financial Group                         12,959            542,982  (j)
Prudential Financial, Inc.                         8,909            584,965
Rayonier Inc. (REIT)                               3,222            170,863
SLM Corp.                                          3,801            193,091
State Street Corp.                                16,662            803,941  (e)
SunTrust Banks, Inc.                               2,474            178,722
US Bancorp                                        18,143            529,776
Waddell & Reed Financial Inc. (Class A)            2,482             45,917  (j)
Wells Fargo & Co.                                 11,355            699,241
                                                                 14,967,443

HEALTHCARE - 13.1%
Abbott Laboratories                               38,631          1,893,305  (h)
Aetna Inc.                                         7,529            623,552
Boston Scientific Corp.                            6,665            179,955  (a)
Bristol-Myers Squibb Co.                          22,216            554,956
GlaxoSmithKline PLC ADR                           20,488            993,873
HCA Inc.                                          10,121            573,557
Johnson & Johnson                                 12,342            802,230
Medco Health Solutions, Inc.                       4,038            215,468  (a)
Merck & Co., Inc.                                 18,883            581,596
Pfizer Inc.                                       93,800          2,587,004
UnitedHealth Group Incorporated                   18,642            971,994
Wyeth                                             17,896            796,372
                                                                 10,773,862

INDUSTRIALS - 9.4%
Avery Dennison Corp.                                 378             20,019  (j)
Burlington Northern Santa Fe Corp.                14,317            674,044
Deere & Co.                                       16,415          1,075,018
Eaton Corp.                                        7,084            424,332
Emerson Electric Co.                               4,263            266,992
FedEx Corp.                                        1,797            145,575
General Dynamics Corp.                             5,403            591,845
Honeywell International Inc.                      12,095            443,040
ITT Industries, Inc.                               4,320            421,762
Northrop Grumman Corp.                            17,896            988,754
Rockwell Collins, Inc.                             4,443            211,842
3M Co.                                             4,073            294,478
Tyco International Ltd.                           38,878          1,135,238
Union Pacific Corp.                                5,184            335,923
United Technologies Corp.                         12,712            652,761
                                                                  7,681,623

INFORMATION TECHNOLOGY - 12.1%
Analog Devices, Inc.                              24,931            930,176
Applied Materials, Inc.                           24,684            399,387
Cisco Systems, Inc.                               48,134            919,841  (a)
EMC Corp.                                         24,684            338,418  (a)
First Data Corp.                                  19,747            792,645
Hewlett-Packard Co.                               14,848            349,076
Intel Corp.                                       37,026            964,898
International Business Machines Corp.             15,679          1,163,382
Microsoft Corp.                                   84,173          2,090,857
Motorola, Inc.                                     7,878            143,852
Novell, Inc.                                      16,744            103,813  (a,j)
Oracle Corp.                                      91,332          1,205,582  (a)
Siebel Systems, Inc.                              16,662            148,292  (j)
Sun Microsystems, Inc.                            24,768             92,385  (a)
Symantec Corp.                                     7,425            161,419  (a)
Texas Instruments Incorporated                     1,860             52,210
Unisys Corp.                                      14,886             94,228  (a,j)
                                                                  9,950,461

MATERIALS - 5.2%
Air Products & Chemicals, Inc.                     4,937            297,701
Alcan Inc.                                         9,380            281,400
Alcoa Inc.                                        11,108            290,252
Barrick Gold Corp.                                15,798            395,424
Dow Chemical Co.                                   6,675            297,238
Freeport-McMoRan Copper & Gold Inc.
   (Class B)                                      11,283            422,435  (j)
Monsanto Co.                                       5,344            335,977
Newmont Mining Corp.                              10,451            407,902
Praxair, Inc.                                     16,045            747,697
Rohm & Haas Co.                                    8,022            371,739
Weyerhaeuser Co.                                   7,158            455,607
                                                                  4,303,372

TELECOMMUNICATION SERVICES - 3.2%
Alltel Corp.                                      10,367            645,657
Sprint Corp.                                      22,216            557,399
Verizon Communications Inc.                       22,216            767,563
Vodafone Group PLC ADR                            25,919            630,350
                                                                  2,600,969

UTILITIES - 5.0%
American Electric Power Company, Inc.             16,045            591,579
Constellation Energy Group Inc.                   13,823            797,449
Dominion Resources, Inc.                          15,921          1,168,442
Entergy Corp.                                      9,874            745,981
PG&E Corp.                                        20,611            773,737  (j)
                                                                  4,077,188

TOTAL COMMON STOCK                                               78,385,837
(COST $69,925,044)

---------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.4%
---------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                 19,031            560,844
Industrial Select Sector SPDR Fund                75,509          2,218,454

TOTAL EXCHANGE TRADED FUNDS                                       2,779,298
(COST $2,507,157)

TOTAL INVESTMENTS IN SECURITIES                                  81,165,135
(COST $72,432,201)

---------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.0%
---------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.8%
GEI Short Term Investment Fund
3.20%                                            637,518            637,518  (d,l)

SHORT-TERM SECURITIES PURCHASED
WITH COLLATERAL FROM SECURITIES
ON LOAN - 3.2%
State Street Navigator Securities
Lending Prime Portfolio
3.31%                                          2,669,211          2,669,211  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                      3,306,729
(COST $3,306,729)

TOTAL INVESTMENTS                                                84,471,864
(COST $75,738,930)

LIABILITIES IN EXCESS OF
OTHER ASSETS - (2.8)%                                            (2,306,584)
                                                               ------------
NET ASSETS  - 100.0%                                           $ 82,165,280
                                                               ============


GE INSTITUTIONAL SMALL-CAP VALUE EQUITY

SCHEDULE OF INVESTMENTS -  JUNE 30, 2005 (UNAUDITED)

                                                NUMBER OF
                                                   SHARES         VALUE
---------------------------------------------------------------------------------
COMMON STOCK - 96.6%
---------------------------------------------------------------------------------
AUTOS & TRANSPORTATION - 4.8%
Genesee & Wyoming Inc. (Class A)                  254,699      $  6,930,360  (a)
Oshkosh Truck Corp.                                84,900         6,645,972
RailAmerica, Inc.                                  93,400         1,111,460  (a)
                                                                 14,687,792

CONSUMER DISCRETIONARY  - 14.3%
ADESA, Inc.                                       227,100         4,943,967
American Eagle Outfitters                         161,200         4,940,780
Arbitron, Inc.                                     53,300         2,286,570
Brinker International, Inc.                        48,300         1,934,415  (a)
Finish Line (Class A)                             212,300         4,016,716  (j)
Linens 'n Things, Inc.                            115,200         2,725,632  (a)
Marvel Enterprises, Inc.                          147,400         2,906,728  (a,j)
Meritage Homes Corp.                               41,400         3,291,300  (a)
School Specialty Inc.                              45,400         2,111,100  (a,j)
TeleTech Holdings Inc.                            318,000         2,591,700  (a,j)
The Talbots, Inc.                                  89,600         2,909,312
The Warnaco Group, Inc.                            79,900         1,857,675  (a)
Timberland Co. (Class A)                          126,100         4,882,592  (a)
Triarc Companies, Inc. (Class A)                   41,400           666,540  (j)
Triarc Companies, Inc. (Class B)                  113,200         1,682,152  (j)
                                                                 43,747,179

CONSUMER STAPLES - 1.6%
Gold Kist Inc.                                     41,900           904,202  (a,j)
Smithfield Foods, Inc.                            148,500         4,049,595  (a,j)
                                                                  4,953,797

ENERGY - 5.6%
Chesapeake Energy Corp.                           188,600         4,300,080
Hydril Company LP                                  51,400         2,793,590  (a)
Oil States International, Inc.                    214,300         5,393,931  (a)
St. Mary Land & Exploration Co.                   159,300         4,616,514  (j)
                                                                 17,104,115

FINANCIAL SERVICES - 17.6%
Cullen/Frost Bankers, Inc.                         80,000         3,812,000
Digital Insight Corp.                             138,600         3,315,312  (a)
HCC Insurance Holdings, Inc.                      119,100         4,510,317
Hilb Rogal & Hobbs Co.                            116,000         3,990,400  (j)
Interactive Data Corp.                            202,700         4,212,106
Jones Lang LaSalle Inc.                            62,300         2,755,529  (a)
MoneyGram International, Inc.                     261,000         4,990,320
NCO Group, Inc.                                    29,900           646,737  (a)
Platinum Underwriters Holdings Ltd.                62,400         1,985,568
Raymond James Financial, Inc.                     134,150         3,789,737
Sandy Spring Bancorp, Inc.                         62,000         2,171,860  (j)
Sky Financial Group, Inc.                         101,700         2,865,906  (j)
Sterling Bancorp                                   80,740         1,723,799
The BISYS Group, Inc.                             136,400         2,037,816  (a)
W Holding Company, Inc.                           360,045         3,679,660  (j)
Webster Financial Corp.                            83,100         3,879,939
Westamerica Bancorp                                68,100         3,596,361
                                                                 53,963,367

HEALTHCARE - 13.5%
Centene Corp.                                     329,500        11,064,610  (a,j)
Computer Programs and Systems, Inc.               149,700         5,579,319
Immunicon Corp.                                   135,200           685,464  (a,j)
KV Pharmaceutical Co. (Class A)                   174,100         2,916,175  (a,j)
LifePoint Hospitals, Inc.                          78,100         3,945,612  (a)
Medical Action Industries Inc.                     82,200         1,467,270  (a)
Noven Pharmaceuticals Inc.                        271,100         4,738,828  (a)
The Cooper Companies, Inc.                        120,100         7,309,286  (j)
Thoratec Corp.                                    228,500         3,505,190  (a,j)
                                                                 41,211,754

MATERIALS & PROCESSING - 5.6%
Comfort Systems USA, Inc.                         163,900         1,078,462  (a)
Commercial Metals co.                             149,200         3,553,944
Harsco Corp.                                       81,500         4,445,825
Mueller Industries, Inc.                          109,100         2,956,610
Packaging Corp. of America                        145,600         3,064,880
Quanta Services, Inc.                             225,100         1,980,880  (a,j)
                                                                 17,080,601

PRODUCER DURABLES - 10.9%
Itron, Inc.                                        64,400         2,877,392  (a,j)
Manitowoc Co.                                     150,900         6,189,918
Mine Safety Appliances Co.                         75,100         3,469,620
Photon Dynamics, Inc.                             122,700         2,528,847  (a,j)
Rudolph Technologies, Inc.                        152,000         2,178,160  (a)
Semitool, Inc.                                    108,700         1,036,998  (a,j)
Standard-Pacific Corp.                             73,400         6,455,530
Teledyne Technologies Inc.                        126,400         4,118,112  (a)
Woodward Governor Co.                              52,900         4,445,187
                                                                 33,299,764

REAL ESTATE INVESTMENT TRUSTS - 6.1%
BioMed Realty Trust Inc.                          191,700         4,572,045
CarrAmerica Realty Corp.                           33,700         1,219,266
Federal Realty Investment Trust                   101,700         6,000,300
Omega Healthcare Investors Inc.                   245,300         3,154,558
Sizeler Property Investors                        141,500         1,867,800
The Mills Corp.                                    28,800         1,750,752
                                                                 18,564,721

TECHNOLOGY - 16.2%
CSG Systems International                         135,600         2,573,688  (a)
DRS Technologies, Inc.                            156,800         8,040,704
EDO Corp.                                          70,500         2,108,655
Intergraph Corp.                                  157,500         5,427,450  (a,j)
Intermagnetics General Corp.                      175,450         5,396,842  (a)
Manhattan Associates, Inc.                        103,300         1,984,393  (a)
Micros Systems, Inc.                              120,000         5,370,000  (a)
Mobility Electronics, Inc.                        243,000         2,223,450  (a,j)
Parametric Technology Corp.                       892,100         5,691,598  (a)
Plantronics Inc.                                   32,400         1,178,064
Varian, Inc.                                      117,500         4,440,325  (a,j)
Websense, Inc.                                    103,400         4,968,370  (a)
                                                                 49,403,539

UTILITIES - 0.4%
IDACORP, Inc.                                      39,000         1,194,570

TOTAL INVESTMENTS IN SECURITIES                                 295,211,199
(COST $255,203,538)

---------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 19.2%
---------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.9%
GEI Short Term Investment Fund
3.20%                                           5,968,158         5,968,158  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 17.3%
State Street Navigator Securities
Lending Prime Portfolio
3.31%                                          52,765,992        52,765,992  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                     58,734,150
(COST $58,734,150)

TOTAL INVESTMENTS                                               353,945,349
(COST $313,937,688)

LIABILITIES IN EXCESS OF OTHER
ASSETS - (15.8)%                                                (48,234,811)
                                                              -------------
NET ASSETS  - 100.0%                                          $ 305,710,538
                                                              =============


---------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------

The GE Institutional Small-Cap Value Equity had the following written option contracts open at June 30, 2005:


                                                EXPIRATION DATE/        NUMBER OF
CALL OPTIONS                                        STRIKE PRICE        CONTRACTS            VALUE
---------------------------------------------------------------------------------------------------
Micros Systems, Inc.
 (Written Option Premium $ (218,199))            July-05 / 45.00             1200        $(114,000)
DRS Technologies, Inc.
 (Written Option Premium $ (45,281))              Sep-05 / 50.00              207          (68,310)
                                                                                         ---------
                                                                                         $(182,310)
                                                                                         =========


GE INSTITUTIONAL INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                                          NUMBER
                                                       OF SHARES                VALUE
-------------------------------------------------------------------------------------------
COMMON STOCK - 96.5%
-------------------------------------------------------------------------------------------

BRAZIL - 2.9%
Cia Vale do Rio Doce ADR                                 378,442           $11,080,782
Empresa Brasileira de Aeronautica S.A. ADR               132,341             4,376,517  (j)
Petroleo Brasileiro S.A. ADR.                             61,537             2,833,163
                                                                            18,290,462

CANADA - 0.9%
Alcan Inc.                                                73,744             2,214,488  (j)
Manulife Financial Corp.                                  41,135             1,965,063  (j)
Nortel Networks Corp.                                    659,122             1,716,688  (a,j)
                                                                             5,896,239

CHINA - 0.8%
China Petroleum & Chemical Corp.                       6,964,000             2,732,456
Huaneng Power International, Inc.                      3,229,654             2,368,238  (j)
                                                                             5,100,694

DENMARK - 0.6%
Group 4 Securicor PLC                                  1,374,867             3,707,828

FINLAND - 2.0%
Nokia Oyj                                                716,328            12,011,025
Sampo Oyj (Series A)                                      43,697               681,374
                                                                            12,692,399

FRANCE - 13.8%
Accor S.A.                                                20,831               977,742  (j)
AXA S.A.                                                 313,955             7,856,448  (j)
BNP Paribas                                              166,965            11,461,115  (h,j)
Carrefour S.A.                                           105,758             5,134,238  (j)
Credit Agricole S.A.                                     237,542             6,027,678  (j)
France Telecom S.A.                                      134,164             3,924,202  (j)
Lagardere S.C.A. (Regd.)                                 119,585             8,867,500  (j)
LVMH Moet Hennessy Louis Vuitton S.A.                     60,051             4,645,575  (j)
Renault S.A.                                              74,086             6,538,559  (j)
Sanofi-Aventis                                            72,884             5,991,290  (j)
Total S.A.                                                75,134            17,673,708  (h,j)
Veolia Environnement                                     229,229             8,622,420  (j)
                                                                            87,720,475

GERMANY - 5.9%
Allianz AG (Regd.)                                        39,459             4,536,813  (j)
BASF AG                                                   96,099             6,398,821  (j)
Bayerische Motoren Werke AG                               86,175             3,936,284  (j)
E.ON AG                                                  111,582             9,953,186  (j)
Linde AG                                                  50,596             3,419,199  (j)
Siemens AG (Regd.)                                       127,810             9,336,595
                                                                            37,580,898

HONG KONG - 2.3%
Hongkong Land Holdings Ltd.                            1,327,992             3,705,098
Jardine Matheson Holdings Ltd.                           145,200             2,570,040
Sun Hung Kai Properties Ltd. (REIT)                      860,160             8,492,825
                                                                            14,767,963

INDIA - 1.1%
ICICI Bank Ltd.                                          197,276             1,912,643
Reliance Industries Ltd.                                 328,958             4,856,443
                                                                             6,769,086

ITALY - 5.0%
Banca Intesa S.p.A.                                    1,074,694             4,924,579  (j)
Ente Nazionale Idrocarburi S.p.A.                        559,536            14,435,434  (j)
Mediaset S.p.A.                                           63,764               751,888  (j)
Telecom Italia S.p.A                                     600,410             1,559,170  (j)
UniCredito Italiano S.p.A.                             1,900,348            10,048,111  (j)
                                                                            31,719,182

JAPAN - 14.6%
Acom Co. Ltd.                                            143,273             9,192,952
Aiful Corp.                                               49,600             3,701,760
Asahi Glass Co. Ltd.                                     880,035             9,260,182  (j)
Canon Inc.                                               118,900             6,266,366  (j)
Chiyoda Corp.                                            486,427             6,035,891  (j)
Chugai Pharmaceutical Co. Ltd.                           143,400             2,215,511  (j)
Daikin Industries Ltd.                                    58,997             1,477,454  (j)
Honda Motor Co. Ltd.                                      92,100             4,546,404
Hoya Corp.                                                55,100             6,364,769
Komatsu Ltd.                                             437,734             3,401,218
Kubota Corp.                                             289,000             1,585,705
Lawson, Inc.                                              40,640             1,419,338
Mitsubishi Estate Co. Ltd. (REIT)                        448,000             4,936,450  (j)
Mitsui & Co. Ltd.                                        517,000             4,898,926
Mitsui OSK Lines Ltd.                                    626,844             3,874,994  (j)
Mitsui Sumitomo Insurance Co. Ltd.                       752,000             6,779,605
Nidec Corp.                                               43,603             4,619,612  (j)
Nomura Holdings, Inc.                                    398,100             4,767,428
SMC Corp.                                                 48,658             5,313,255
Toto Ltd.                                                122,000               965,563  (j)
Toyota Motor Corp.                                        35,367             1,268,618
                                                                            92,892,001

MALAYSIA - 0.4%
Malaysia International Shipping Corp. BHD                580,860             2,736,156

MEXICO - 1.0%
America Movil S.A. de C.V. ADR (Series L)                107,567             6,412,069

NETHERLANDS - 2.7%
ING Groep N.V.                                           212,066             5,999,957
Koninklijke Philips Electronics N.V.                     431,223            10,911,051
                                                                            16,911,008

NORWAY - 1.3%
Stolt Offshore S.A.                                      487,634             4,456,565  (a)
Telenor ASA                                              489,504             3,912,109
                                                                             8,368,674

RUSSIA - 0.6%
LUKOIL ADR                                                57,664             2,120,882  (b)
LUKOIL ADR                                                43,816             1,612,867
                                                                             3,733,749

SOUTH KOREA - 2.0%
Kookmin Bank                                              89,245             4,062,871
Samsung Electronics Co. Ltd.                              18,690             8,933,585
                                                                            12,996,456

SPAIN - 3.9%
ACS Actividades de Construccion
  y Servicios S.A.                                       148,235             4,152,718  (j)
Banco Santander Central Hispano
  S.A. (Regd.)                                           731,652             8,494,573  (j)
Telefonica S.A.                                          734,939            12,047,261  (j)
Telefonica S.A. ADR                                        3,762               183,956  (j)
                                                                            24,878,508

SWEDEN - 2.4%
Sandvik AB                                               211,400             7,864,271  (j)
Telefonaktiebolaget LM Ericsson (Series B)             2,308,593             7,420,419  (j)
                                                                            15,284,690

SWITZERLAND - 7.8%
ABB Ltd. (Regd.)                                         912,190             5,981,107  (a)
Adecco S.A.                                               77,813             3,547,170
Credit Suisse Group (Regd.)                              230,352             9,089,293  (h)
Holcim Ltd.                                               56,037             3,411,823
Nestle S.A. (Regd.)                                       48,325            12,372,649  (h)
Novartis AG (Regd.)                                       38,040             1,812,772
Roche Holding AG                                         107,958            13,668,556
                                                                            49,883,370

TAIWAN - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.            6,827,704            11,899,432

UNITED KINGDOM - 22.6%
BG Group PLC                                             689,046             5,669,016
BHP Billiton PLC                                       1,339,700            17,097,567  (h)
Brambles Industries PLC                                1,838,539            10,084,190
Diageo PLC                                               596,526             8,799,864
GlaxoSmithKline PLC                                      666,478            16,139,420  (h)
Group 4 Securicor PLC                                  1,002,180             2,640,644
Kingfisher PLC                                         1,179,075             5,199,042
Lloyds TSB Group PLC                                     673,756             5,712,294
National Grid Transco PLC                                134,486             1,304,131
Prudential PLC                                           532,648             4,737,918
Reed Elsevier PLC                                        899,834             8,620,984
Rio Tinto PLC (Regd.)                                    224,800             6,882,258
Royal Bank of Scotland Group PLC                         307,666             9,297,878
Smith & Nephew PLC                                       736,971             7,278,615
Smiths Group PLC                                         710,900            11,710,374
Tesco PLC                                              1,853,817            10,591,654
Vodafone Group PLC                                     4,546,838            11,083,965  (h)
Wolseley PLC                                              58,535             1,231,772
                                                                           144,081,586

TOTAL INVESTMENTS IN SECURITIES                                            614,322,925
(COST $527,001,968)

---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 24.5%
---------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.2%
GEI Short Term Investment Fund
3.20%                                                 13,614,879            13,614,879  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 22.3%
State Street Navigator Securities
Lending Portfolio
3.31%                                                142,120,535           142,120,535  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                               155,735,414
(COST $155,735,414)

TOTAL INVESTMENTS                                                          770,058,339
(COST $682,737,382)

LIABILITIES IN EXCESS OF
OTHER ASSETS - (21.0)%                                                    (133,564,061)
                                                                         -------------
NET ASSETS  - 100.0%                                                     $ 636,494,278
                                                                         =============


---------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------


The GE Institutional International Equity had the following Long futures contracts open at June 30, 2005:
                                                                                       CURRENT
                                                                       NUMBER OF       NOTIONAL       UNREALIZED
DESCRIPTION                                    EXPIRATION DATE         CONTRACTS         VALUE       APPRECIATION
-----------------------------------------------------------------------------------------------------------------
Dow Jones EURO STOXX 50 Index Futures           September 2005             90         $3,484,491        $ 59,217
FTSE 100 Index Futures                          September 2005             20          1,836,005          26,056
TOPIX Index Futures                             September 2005             18          1,907,860          54,436
                                                                                                        --------
                                                                                                        $139,709
                                                                                                        ========

The GE Institutional International Equity was invested in the following sectors at June 30, 2005:


SECTOR                               PERCENTAGE (BASED ON MARKET VALUE)
-----------------------------------------------------------------------
Short-Term                                                       20.22%
Financials                                                       18.30%
Industrials                                                      13.53%
Information Technology                                            7.69%
Energy                                                            7.32%
Consumer Discretionary                                            7.31%
Materials                                                         6.56%
Healthcare                                                        6.12%
Telecommunication Services                                        5.08%
Consumer Staples                                                  4.98%
Utilities                                                         2.89%
                                                                -------
                                                                100.00%
                                                                =======


GE INSTITUTIONAL PREMIER GROWTH EQUITY

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                                   NUMBER OF
                                                      SHARES            VALUE
--------------------------------------------------------------------------------------
COMMON STOCK - 96.0%
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 19.6%
Carnival Corp.                                       280,645       $  15,309,185
Comcast Corp. (Class A) (Special)                    449,034          13,448,568 (a)
eBay Inc.                                            239,485           7,905,400 (a)
IAC/InterActiveCorp                                  324,302           7,799,463 (a,j)
Liberty Global Inc. (Series A)                       268,173          12,515,634 (a)
Liberty Media Corp. (Series A)                     1,621,512          16,523,207 (a,h)
The Home Depot, Inc.                                 361,722          14,070,986
                                                                      87,572,443

ENERGY - 4.1%
Schlumberger Ltd.                                    243,227          18,470,658

FINANCIALS - 15.0%
AFLAC Incorporated                                   324,302          14,035,791 (h)
American Express Co.                                  84,818           4,514,862
Citigroup Inc.                                       180,861           8,361,204 (h)
Federal National Mortgage Association                149,678           8,741,195
SLM Corp.                                            293,119          14,890,445
State Street Corp.                                   346,754          16,730,880 (e)
                                                                      67,274,377

HEALTHCARE - 19.4%
Amgen Inc.                                           268,174          16,213,800 (a)
Johnson & Johnson                                    230,754          14,999,010
Lincare Holdings Inc.                                205,807           8,405,158 (a)
Medtronic Inc.                                       183,356           9,496,007
Pfizer Inc.                                          467,744          12,900,380
UnitedHealth Group Incorporated                      274,409          14,307,685
Zimmer Holdings, Inc.                                134,710          10,260,861 (a)
                                                                      86,582,901

INDUSTRIALS - 3.2%
Dover Corp.                                          399,141          14,520,750

INFORMATION TECHNOLOGY - 29.0%
Analog Devices, Inc.                                 132,218           4,933,054
Certegy Inc.                                         143,442           5,482,353
Cisco Systems, Inc.                                  561,293          10,726,309 (a)
Dell Inc.                                            311,829          12,320,364 (a)
First Data Corp.                                     455,271          18,274,578
Intel Corp.                                          205,807           5,363,330
Intuit Inc.                                          414,109          18,680,457 (a)
Microsoft Corp.                                      617,422          15,336,762
Molex Inc. (Class A)                                 580,002          13,618,447 (j)
Paychex, Inc.                                        386,668          12,582,177
QUALCOMM, Inc.                                       147,185           4,858,577
Yahoo! Inc.                                          212,044           7,347,325 (a)
                                                                     129,523,733

MATERIALS - 2.0%
Monsanto Co.                                         143,441           9,018,136

TELECOMMUNICATION SERVICES - 3.7%
Vodafone Group PLC ADR                               673,551          16,380,760 (h)

TOTAL COMMON STOCK                                                   429,343,758
(COST $400,238,400)

--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.9%
--------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 3.9%
GEI Short Term Investment Fund
3.20%                                             17,188,178          17,188,178 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 1.0%
State Street Navigator Securities
Lending Prime Portfolio
3.31%                                              4,657,074           4,657,074 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                          21,845,252
(COST $21,845,252)

TOTAL INVESTMENTS                                                    451,189,010
(COST $422,083,652)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (0.9)%                                                          (4,025,507)
                                                                    ------------
NET ASSETS - 100.0%                                                 $447,163,503
                                                                    ============


--------------------------------------------------------------------------------------------------
OTHER INFORMATION:
--------------------------------------------------------------------------------------------------

The GE Institutional Premier
Growth Equity Fund had the following long futures contracts open at June 30, 2005:

                                                                      CURRENT
                                                      NUMBER OF       NOTIONAL        UNREALIZED
DESCRIPTION                  EXPIRATION DATE          CONTRACTS        VALUE         DEPRECIATION
--------------------------------------------------------------------------------------------------
S&P 500 Index Futures         September 2005               2          $597,750           $(4,675)


GE INSTITUTIONAL STRATEGIC INVESTMENT FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                                                          NUMBER OF
                                                                             SHARES            VALUE
----------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 52.1%
----------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.9%
Carnival Corp.                                                               41,419         $  2,259,406
Comcast Corp. (Class A) (Special)                                            78,235            2,343,138  (a)
eBay Inc.                                                                    10,189              336,339  (a)
Family Dollar Stores, Inc.                                                   16,107              420,393
Liberty Global Inc. (Series A)                                               17,939              837,213  (a,j)
Liberty Media Corp. (Series A)                                              298,198            3,038,638  (a)
Omnicom Group                                                                 4,601              367,436
Target Corp.                                                                 19,789            1,076,719
The Home Depot, Inc.                                                         59,354            2,308,871
Viacom Inc. (Class B)                                                        39,739            1,272,443
                                                                                              14,260,596

CONSUMER STAPLES - 4.1%
Avon Products, Inc.                                                           8,054              304,844
Clorox Co.                                                                    8,284              461,584
Colgate-Palmolive Co.                                                        41,418            2,067,172
PepsiCo, Inc.                                                                38,197            2,059,964
Sara Lee Corp.                                                               20,709              410,245
The Coca-Cola Co.                                                            21,170              883,848
Wal-Mart Stores, Inc.                                                         9,342              450,284
                                                                                               6,637,941

ENERGY - 3.9%
Burlington Resources Inc.                                                    21,064            1,163,575
Exxon Mobil Corp.                                                            46,020            2,644,769
Nabors Industries Ltd.                                                        9,204              557,946  (a)
Schlumberger Ltd.                                                            24,639            1,871,086
                                                                                               6,237,376

FINANCIALS - 10.0%
AFLAC Incorporated                                                           18,638              806,653
American International Group, Inc.                                           45,970            2,670,857  (h)
Bank of America Corp.                                                        19,328              881,550
Berkshire Hathaway Inc. (Class B)                                               355              988,143  (a)
Citigroup Inc.                                                               75,243            3,478,484  (h)
Federal National Mortgage Association                                        42,076            2,457,238
HCC Insurance Holdings, Inc.                                                  8,744              331,135
MBNA Corp.                                                                   34,055              890,879
Mellon Financial Corp.                                                       17,822              511,313
Merrill Lynch & Co., Inc.                                                     8,284              455,703
State Street Corp.                                                           46,020            2,220,465  (e)
SunTrust Banks, Inc.                                                          6,326              456,990
                                                                                              16,149,410

HEALTHCARE - 8.5%
Abbott Laboratories                                                          38,942            1,908,547
Aetna Inc.                                                                    4,287              355,049
Amgen Inc.                                                                   22,423            1,355,695  (a)
Cardinal Health, Inc.                                                         3,451              198,709
Johnson & Johnson                                                            42,339            2,752,035
Lincare Holdings Inc.                                                        31,524            1,287,440  (a)
Pfizer Inc.                                                                 128,856            3,553,848
Wyeth                                                                        51,662            2,298,959
                                                                                              13,710,282

INDUSTRIALS - 3.1%
Corinthian Colleges, Inc.                                                    21,296              271,950  (a,j)
Dover Corp.                                                                  49,826            1,812,670
Southwest Airlines Co.                                                       57,576              802,034
Tyco International Ltd.                                                      41,879            1,222,867
United Technologies Corp.                                                     2,210              113,484
Waste Management, Inc.                                                       24,621              697,759
                                                                                               4,920,764

INFORMATION TECHNOLOGY - 13.4%
Applied Materials, Inc.                                                      46,020              744,604
Automatic Data Processing, Inc.                                              30,834            1,294,103  (h)
Certegy Inc.                                                                 27,014            1,032,475
Checkfree Corp.                                                               8,185              278,781  (a)
Cisco Systems, Inc.                                                          76,164            1,455,494  (a)
Dell Inc.                                                                    43,715            1,727,180  (a)
EMC Corp.                                                                    63,278              867,541  (a)
First Data Corp.                                                             88,359            3,546,730
Intel Corp.                                                                  62,358            1,625,049
International Business Machines Corp.                                         4,924              365,361
Intuit Inc.                                                                  40,268            1,816,489  (a)
Microsoft Corp.                                                             126,543            3,143,328
Molex Inc. (Class A)                                                         71,746            1,684,596
Novellus Systems, Inc.                                                        9,204              227,431  (a)
Oracle Corp.                                                                 78,235            1,032,702  (a)
Paychex, Inc.                                                                 6,954              226,283
Yahoo! Inc.                                                                  15,104              523,354  (a)
                                                                                              21,591,501

MATERIALS - 0.2%
Monsanto Co.                                                                  5,753              361,691

TOTAL DOMESTIC EQUITY                                                                         83,869,561
(COST $80,404,469)

----------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 18.7%
----------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 1.5%
Accor S.A.                                                                      924               43,370  (j)
Bayerische Motoren Werke AG                                                   3,821              174,535
Honda Motor Co. Ltd.                                                          4,100              202,391
Kingfisher PLC                                                               52,287              230,556
Koninklijke Philips Electronics N.V.                                         19,121              483,810
Lagardere S.C.A. (Regd.)                                                      5,303              393,230  (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                         2,662              205,934  (j)
Mediaset S.p.A.                                                               2,828               33,347  (j)
Reed Elsevier PLC                                                            39,903              382,296
Renault S.A.                                                                  3,285              289,922  (j)
Toyota Motor Corp.                                                            1,598               57,320
                                                                                               2,496,711

CONSUMER STAPLES - 1.1%
Carrefour S.A.                                                                4,690              227,686  (j)
Diageo PLC                                                                   26,452              390,216
Lawson, Inc.                                                                  1,785               62,340
Nestle S.A. (Regd.)                                                           2,143              548,672
Tesco PLC                                                                    82,207              469,684
                                                                                               1,698,598

ENERGY - 1.4%
BG Group PLC                                                                 30,553              251,370
China Petroleum & Chemical Corp.                                            308,000              120,850
Ente Nazionale Idrocarburi S.p.A.                                            24,794              639,659  (j)
LUKOIL ADR                                                                    4,500              165,645  (j)
Petroleo Brasileiro S.A. ADR.                                                 2,731              125,735
Stolt Offshore S.A.                                                          21,721              198,512  (a)
Total S.A.                                                                    3,332              783,784
                                                                                               2,285,555

FINANCIALS - 3.9%
Acom Co. Ltd.                                                                 6,350              407,441
Aiful Corp.                                                                   2,275              169,788
Allianz AG (Regd.)                                                            1,750              201,207
AXA S.A.                                                                     13,922              348,386
Banca Intesa S.p.A.                                                          47,750              218,805
Banco Santander Central Hispano
  S.A. (Regd.)                                                               32,442              376,656  (j)
BNP Paribas                                                                   8,371              574,617  (j)
Credit Agricole S.A.                                                         10,533              267,277  (j)
Credit Suisse Group (Regd.)                                                  10,215              403,066
Hongkong Land Holdings Ltd.                                                  59,000              164,610
ING Groep N.V.                                                                9,404              266,066
Jardine Matheson Holdings Ltd.                                                6,400              113,280
Kookmin Bank                                                                  3,950              179,823
Lloyds TSB Group PLC                                                         29,878              253,314
Manulife Financial Corp.                                                      1,824               87,134  (j)
Mitsubishi Estate Co. Ltd. (REIT)                                            20,000              220,377  (j)
Mitsui Sumitomo Insurance Co. Ltd.                                           33,000              297,509
Nomura Holdings, Inc.                                                        17,700              211,966
Prudential PLC                                                               23,641              210,287
Royal Bank of Scotland Group PLC                                             13,643              412,301
Sampo Oyj (Series A)                                                          1,938               30,220
Sun Hung Kai Properties Ltd. (REIT)                                          36,122              356,652
UniCredito Italiano S.p.A.                                                   97,615              516,140  (j)
                                                                                               6,286,922

HEALTHCARE - 1.3%
Chugai Pharmaceutical Co. Ltd.                                                6,400               98,879  (j)
GlaxoSmithKline PLC                                                          29,555              715,703
Novartis AG (Regd.)                                                           1,687               80,393
Roche Holding AG                                                              4,787              606,082
Sanofi-Aventis                                                                3,231              265,598
Smith & Nephew PLC                                                           32,681              322,770
                                                                                               2,089,425

INDUSTRIALS - 3.0%
ABB Ltd. (Regd.)                                                             40,448              265,212  (a)
ACS Actividades de Construccion y
  Servicios S.A.                                                              6,574              184,167  (j)
Adecco S.A.                                                                   3,451              157,317
Asahi Glass Co. Ltd.                                                         39,002              410,399  (j)
Brambles Industries PLC                                                      81,532              447,194
Chiyoda Corp.                                                                22,185              275,285  (j)
Daikin Industries Ltd.                                                        3,000               75,129  (j)
Empresa Brasileira de Aeronautica S.A. ADR                                    5,869              194,088  (j)
Group 4 Securicor PLC                                                        60,968              164,422
Group 4 Securicor PLC                                                        44,442              117,100
Komatsu Ltd.                                                                 18,906              146,901
Kubota Corp.                                                                 13,000               71,329
Malaysia International Shipping Corp. BHD                                    25,782              121,447
Mitsui & Co. Ltd.                                                            23,000              217,941
Mitsui OSK Lines Ltd.                                                        28,000              173,089  (j)
Reliance Industries Ltd. GDR                                                  6,528              190,030  (b)
Sandvik AB                                                                    9,376              348,796
Siemens AG (Regd.)                                                            5,668              414,051
SMC Corp.                                                                     2,197              239,903
Smiths Group PLC                                                             31,525              519,299
Toto Ltd.                                                                     5,000               39,572  (j)
Wolseley PLC                                                                  2,595               54,608
                                                                                               4,827,279

INFORMATION TECHNOLOGY - 1.6%
Canon Inc.                                                                    5,300              279,325  (j)
Hoya Corp.                                                                    2,400              277,231
Nidec Corp.                                                                   1,959              207,550
Nokia Oyj                                                                    31,765              532,619
Nortel Networks Corp.                                                        29,630               77,172  (a)
Samsung Electronics Co. Ltd.                                                    830              396,730
Taiwan Semiconductor Manufacturing
  Co. Ltd.                                                                  302,318              526,885
Telefonaktiebolaget LM Ericsson
  (Series B)                                                                102,374              329,057
                                                                                               2,626,569

MATERIALS - 1.4%
Alcan Inc.                                                                    3,270               98,196  (j)
BASF AG                                                                       4,261              283,722
BHP Billiton PLC                                                             59,409              758,192
Cia Vale do Rio Doce ADR                                                      5,770              146,558  (j)
Cia Vale do Rio Doce ADR                                                     11,757              344,245
Holcim Ltd.                                                                   2,485              151,300
Linde AG                                                                      2,243              151,578  (j)
Rio Tinto PLC (Regd.)                                                         9,969              305,201
                                                                                               2,238,992

TELECOMMUNICATION SERVICES - 2.9%
America Movil S.A. de C.V. ADR (Series L)                                     4,830              287,916  (j)
France Telecom S.A.                                                           5,947              173,946
Telecom Italia S.p.A                                                         26,657               69,224
Telefonica S.A.                                                              32,593              534,271
Telefonica S.A. ADR                                                             173                8,481  (j)
Telenor ASA                                                                  21,768              173,970
Vodafone Group PLC                                                          201,639              491,542
Vodafone Group PLC ADR                                                      119,653            2,909,961
                                                                                               4,649,311

UTILITIES - 0.6%
E.ON AG                                                                       4,948              441,365
Huaneng Power International, Inc.                                           143,426              105,171  (j)
National Grid Transco PLC                                                     5,964               57,834
Veolia Environnement                                                         10,165              382,355  (j)
                                                                                                 986,725

TOTAL FOREIGN EQUITY                                                                          30,186,087
(COST $27,213,448)
                                                                         PRINCIPAL
                                                                            AMOUNT                VALUE
----------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 24.0%
----------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 6.1%
U.S. Treasury Bonds
5.38%                                          02/15/31                    $385,000             $454,481
8.13%                                          08/15/19 - 08/15/21          450,000              644,353
U.S. Treasury Inflation Indexed Bonds
2.00%                                          01/15/14                     642,293              661,761  (m)
2.38%                                          01/15/25                      82,572               90,468  (m)
3.88%                                          04/15/29                      59,174               83,260  (m)
4.73%                                          04/15/10                     210,531              205,333  (d,m)
U.S. Treasury Notes
3.38%                                          02/15/08                      70,000               69,497
3.50%                                          12/15/09                     895,000              886,560
3.63%                                          06/15/10                   1,870,000            1,861,809  (h)
3.75%                                          05/15/08                       5,000                5,011
4.00%                                          04/15/10                   2,520,000            2,547,518
4.13%                                          05/15/15                   2,250,000            2,283,053
                                                                                               9,793,104

FEDERAL AGENCIES - 2.4%
Federal Farm Credit Bank
3.75%                                          01/15/09                     180,000              179,008
Federal Home Loan Bank
2.38%                                          02/15/06                   1,225,000            1,214,966
2.63%                                          10/16/06                     325,000              320,209
3.75%                                          08/18/09                     450,000              447,056
Federal Home Loan Mortgage Corp.
3.00%                                          09/29/06                     325,000              321,759
3.63%                                          09/15/08                     605,000              600,225
4.50%                                          01/15/14                     305,000              311,263
4.63%                                          07/18/07                     160,000              160,092
4.75%                                          12/08/10                      60,000               60,161
6.75%                                          03/15/31                     150,000              198,356
                                                                                               3,813,095

AGENCY MORTGAGE BACKED - 8.2%
Federal Home Loan Mortgage Assoc.
6.00%                                          05/01/20 - 06/01/35        2,028,580            2,080,955
7.00%                                          05/01/35                      24,959               26,322
Federal Home Loan Mortgage Corp.
4.50%                                          06/01/33 - 02/01/35          120,024              117,363
6.00%                                          04/01/17 - 06/01/35          351,388              360,542
6.50%                                          03/01/32 - 12/01/34          110,947              114,808
7.00%                                          08/01/23 - 02/01/35          405,009              429,011
Federal National Mortgage Assoc.
4.00%                                          05/01/19 - 06/01/19           90,106               88,302
4.50%                                          05/01/18 - 12/01/34          568,942              562,662
5.00%                                          03/01/34 - 10/01/34           41,321               41,335
6.00%                                          01/01/19 - 06/01/35          556,642              572,439
6.50%                                          01/01/19 - 02/01/35        1,478,292            1,532,443
7.00%                                          10/01/22 - 04/01/35          321,935              340,482
4.50%                                          TBA                          850,000              846,015  (c)
5.00%                                          TBA                        1,745,000            1,755,938  (c)
5.50%                                          TBA                        2,170,000            2,199,160  (c)
6.00%                                          TBA                        1,215,000            1,245,375  (c)
4.50%                                          08/15/33 - 09/15/34          238,859              236,192
6.00%                                          04/15/30 - 06/15/35          301,257              310,810
6.50%                                          06/15/24 - 06/15/34           71,236               74,317
7.00%                                          06/15/34                      22,193               23,496
5.50%                                          TBA                          200,000              204,188  (c)
                                                                                              13,162,155

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.6%

Federal Home Loan Mortgage Assoc.
5.50%                                          02/25/35                      99,686              103,081
Federal Home Loan Mortgage Corp.
3.43%                                          10/15/18                     154,998               13,659  (g,i)
3.93%                                          12/15/30                     246,577               15,180  (g,i)
4.50%                                          03/15/19                      75,204                7,938  (g)
4.50%                                          05/15/17 - 11/15/19          150,000              149,181
5.00%                                          10/15/14 - 11/15/34          686,984              400,661
5.50%                                          10/15/34                      29,716               31,035
Federal National Mortgage Assoc.
4.50%                                          05/25/18                      55,272                6,045  (g)
4.50%                                          12/25/19                      25,000               24,563
5.00%                                          02/25/11                      16,984                  465  (g)
5.00%                                          01/15/35                      50,000               50,015
5.50%                                          07/25/34                      73,872               76,207
Federal National Mortgage Assoc. REMIC
4.50%                                          11/25/13                      67,867                3,762  (g)
5.00%                                          10/25/22                      39,659                5,366  (g)
5.50%                                          08/25/33                     192,432               39,256  (g)
Government National Mortgage Assoc.
5.00%                                          02/16/34                      35,000               35,448
                                                                                                 961,862

CORPORATE NOTES - 6.0%
Abbey National PLC
7.95%                                          10/26/29                      30,000               40,865
AIG SunAmerica Global Financing VII
5.85%                                          08/01/08                     100,000              104,246  (b)
Ainsworth Lumber Co. Ltd.
6.75%                                          03/15/14                     100,000               90,000
Air Jamaica Ltd.
9.38%                                          07/08/15                      40,000               40,264  (b)
Alberta Energy Co. Ltd.
7.38%                                          11/01/31                      10,000               12,516
Allegiance Corp.
7.00%                                          10/15/26                      10,000               11,495
Allied Waste North America
7.25%                                          03/15/15                     100,000               96,750  (b)
Allstate Life Global Funding Trusts
3.85%                                          01/25/08                      30,000               29,791
ALROSA Finance S.A.
8.88%                                          11/17/14                     100,000              113,000  (b)
Altria Group, Inc.
7.20%                                          02/01/07                      20,000               20,841
AmerenUE
5.10%                                          08/01/18                      10,000               10,294
America Movil S.A. de C.V.
6.38%                                          03/01/35                      70,000               68,433
American Electric Power Co. Inc.
(Series D)
5.25%                                          06/01/15                     125,000              128,959
American General Corp.
7.50%                                          08/11/10                      35,000               39,451
ANZ Capital Trust
4.48%                                          12/31/49                      45,000               44,804  (b)
AON Corp.
8.21%                                          01/01/27                      40,000               46,725
Appalachian Power Co. (Series G)
3.60%                                          05/15/08                       5,000                4,908
Appalachian Power Co. (Series K)
5.00%                                          06/01/17                      30,000               30,097
Assurant, Inc.
6.75%                                          02/15/34                      20,000               23,146
AT&T Wireless Services Inc.
7.35%                                          03/01/06                      50,000               51,093
8.75%                                          03/01/31                      35,000               49,079
Auburn Hills Trust
12.38%                                         05/01/20                      40,000               62,336
Banco Santander Chile
5.38%                                          12/09/14                      30,000               30,964  (b)
Bank of America Corp.
3.88%                                          01/15/08                      80,000               79,669
4.75%                                          10/15/06                      50,000               50,524
Bank One Corp.
6.50%                                          02/01/06                      85,000               86,300
Barclays Bank PLC
7.38%                                          06/29/49                      60,000               69,103  (b,i)
Bavaria S.A.
8.88%                                          11/01/10                      35,000               38,553  (b)
BB&T Corp.
4.75%                                          10/01/12                       5,000                5,075
BBVA Bancomer Capital Trust I
10.50%                                         02/16/11                      25,000               25,938  (b)
Bear Stearns Companies, Inc.
4.55%                                          06/23/10                      35,000               35,250
BellSouth Corp.
6.00%                                          11/15/34                      30,000               31,916
Berkshire Hathaway Finance Corp.
4.13%                                          01/15/10                      25,000               24,849  (b)
Boeing Co.
8.75%                                          08/15/21                      15,000               21,037
British Aerospace Finance, Inc.
7.50%                                          07/01/27                      10,000               12,182  (b)
Burlington Northern Santa Fe Corp.
8.13%                                          04/15/20                      25,000               33,058
Campbell Soup Co.
5.50%                                          03/15/07                      10,000               10,207
Capital One Financial Corp.
8.75%                                          02/01/07                      45,000               48,021
Carolina Power & Light Co.
5.15%                                          04/01/15                      20,000               20,705
Case New Holland, Inc.
6.00%                                          06/01/09                     150,000              144,000  (b)
Cendant Corp.
6.25%                                          01/15/08                      60,000               62,465
Charter One Bank FSB
6.38%                                          05/15/12                      20,000               22,140
Citigroup Inc.
5.00%                                          03/06/07                      25,000               25,416
5.85%                                          12/11/34                      15,000               16,582
6.63%                                          06/15/32                      40,000               47,779
Clear Channel Communications, Inc.
4.63%                                          01/15/08                      15,000               14,791
CNA Financial Corp.
5.85%                                          12/15/14                      80,000               82,377
CNF Inc.
6.70%                                          05/01/34                       5,000                5,683
Comcast Cable Communications
Holdings, Inc.
9.46%                                          11/15/22                      45,000               63,498
Consolidated Natural Gas Co.
5.38%                                          11/01/06                      10,000               10,154
Consumers Energy Co.
5.15%                                          02/15/17                      20,000               20,184
Consumers Energy Co. (Series L)
5.00%                                          02/15/12                      10,000               10,165
Corp Interamericana de
Entretenimiento S.A.
8.88%                                          06/14/15                      40,000               39,500  (b)
COX Communications, Inc.
5.45%                                          12/15/14                      30,000               30,591
CSX Corp.
5.50%                                          08/01/13                      15,000               15,733
CSX Transportation, Inc.
9.75%                                          06/15/20                       8,000               11,568
D.R. Horton, Inc.
7.50%                                          12/01/07                      35,000               37,042
DaimlerChrysler NA Holding Corp.
4.05%                                          06/04/08                      30,000               29,474
4.75%                                          01/15/08                      30,000               30,108
6.50%                                          11/15/13                     115,000              124,682
DBS Bank Ltd.
5.00%                                          11/15/19                      35,000               35,405  (b)
Deutsche Telekom International Finance BV
3.88%                                          07/22/08                     150,000              148,748
Diamond Offshore Drilling, Inc.
4.88%                                          07/01/15                      45,000               45,144  (b)
DirecTV Holdings LLC
6.38%                                          06/15/15                     100,000               99,500  (b)
Dominion Resources Inc. (Series B)
4.13%                                          02/15/08                      60,000               59,684
Dominion Resources Inc. (Series G)
3.66%                                          11/15/06                      20,000               19,867
Duke Capital LLC
4.30%                                          05/18/06                      30,000               30,062
4.33%                                          11/16/06                      35,000               35,047
5.50%                                          03/01/14                      20,000               20,562
5.67%                                          08/15/14                      15,000               15,566
8.00%                                          10/01/19                      30,000               37,191
Duke Energy Corp.
4.50%                                          04/01/10                       5,000                5,044
El Paso Electric Co.
6.00%                                          05/15/35                      45,000               47,149
El Paso Production Holding Co.
7.75%                                          06/01/13                     100,000              106,750
Emmis Communications Corp.
9.31%                                          06/15/12                      45,000               45,788  (b,i)
Enterprise Products Operating LP
4.00%                                          10/15/07                      20,000               19,800
EOP Operating LP (REIT)
7.75%                                          11/15/07                      60,000               64,451
Farmers Exchange Capital
7.05%                                          07/15/28                      30,000               32,442  (b)
FirstEnergy Corp. (Series B)
6.45%                                          11/15/11                      90,000               98,336
Flextronics International Ltd.
6.25%                                          11/15/14                     150,000              148,875
Ford Motor Credit Co.
6.63%                                          06/16/08                      75,000               74,381
7.00%                                          10/01/13                      73,000               70,628
7.38%                                          10/28/09                      75,000               73,688
FPL Group Capital, Inc.
7.38%                                          06/01/09                      35,000               38,877
Gaz Capital for Gazprom
8.63%                                          04/28/34                      80,000              100,000  (b)
Georgia Power Co.
4.88%                                          07/15/07                      15,000               15,214
Golden West Financial Corp.
4.75%                                          10/01/12                      10,000               10,157
Goodrich Corp.
7.10%                                          11/15/27                      20,000               23,883
GTE Corp.
6.94%                                          04/15/28                      25,000               28,974
7.51%                                          04/01/09                      30,000               33,057
Halliburton Co.
8.75%                                          02/15/21                      50,000               68,547
Household Finance Corp.
6.38%                                          11/27/12                     150,000              165,420
HSBC Bank USA NA
3.88%                                          09/15/09                      65,000               64,111
HSBC Finance Corp.
6.75%                                          05/15/11                      90,000               99,581
Hydro Quebec
8.25%                                          04/15/26                      65,000               94,726
Indosat Tbk PT
7.13%                                          06/22/12                      50,000               50,250  (b)
Intelsat Bermuda Ltd.
8.63%                                          01/15/15                     100,000              105,500  (b)
International Business Machines Corp.
3.80%                                          02/01/08                      10,000                9,935
International Lease Finance Corp.
5.00%                                          04/15/10                      45,000               45,887
iStar Financial Inc.
4.88%                                          01/15/09                      10,000               10,001
6.00%                                          12/15/10                     105,000              109,750
6.05%                                          04/15/15                      20,000               20,676
7.00%                                          03/15/08                       5,000                5,305
Kansas Gas & Electric
5.65%                                          03/29/21                      15,000               15,160  (b)
Kellogg Co. (Series B)
6.60%                                          04/01/11                      60,000               66,819
Kimberly-Clark de Mexico S.A. de C.V.
8.88%                                          08/01/09                      50,000               57,500  (b)
Kimco Realty Corp. (REIT)
4.82%                                          06/01/14                      25,000               24,900
Kinder Morgan Energy Partners LP
5.13%                                          11/15/14                      25,000               25,242
Kinder Morgan, Inc.
6.50%                                          09/01/12                      40,000               44,096
Kraft Foods Inc.
4.13%                                          11/12/09                     100,000               99,101
Lehman Brothers Holdings, Inc.
4.25%                                          01/27/10                      10,000                9,970
LG Electronics Inc.
5.00%                                          06/17/10                      60,000               60,149  (b)
Masco Corp.
6.75%                                          03/15/06                      15,000               15,271
Meritage Homes Corp.
6.25%                                          03/15/15                     150,000              139,500
MGM Mirage
5.88%                                          02/27/14                     150,000              145,688
Midamerican Energy Holdings Co.
3.50%                                          05/15/08                      10,000                9,728
Morgan Stanley
5.30%                                          03/01/13                     100,000              103,601
Motorola, Inc.
4.61%                                          11/16/07                      20,000               20,153
Nationwide Mutual Insurance Co.
7.88%                                          04/01/33                      10,000               12,565  (b)
Navistar International Corp.
6.25%                                          03/01/12                     150,000              144,750  (b)
Nelnet Inc.
5.13%                                          06/01/10                      55,000               55,240
Nexen, Inc.
5.88%                                          03/10/35                      10,000               10,110
Nexstar Finance, Inc.
7.00%                                          01/15/14                     100,000               92,625  (b)
Nextel Communications, Inc.
7.38%                                          08/01/15                      45,000               48,600
Nordea Bank AB
5.42%                                          12/29/49                      20,000               20,598  (b,i)
Norfolk Southern Railway Co.
9.75%                                          06/15/20                      12,000               17,366
Northeast Utilities (Series B)
3.30%                                          06/01/08                      10,000                9,680
Northrop Grumman Corp.
4.08%                                          11/16/06                      90,000               89,740
NorthWestern Corp.
5.88%                                          11/01/14                      30,000               30,750  (b)
Novelis Inc.
7.25%                                          02/15/15                     100,000              100,375  (b)
Ocean Energy, Inc.
4.38%                                          10/01/07                       5,000                5,006
Ohio Power Co. (Series E)
6.60%                                          02/15/33                       5,000                5,924
PanAmSat Corp.
9.00%                                          08/15/14                     100,000              109,125
Pemex Finance Ltd.
9.69%                                          08/15/09                      29,750               32,724
Pemex Project Funding Master Trust
6.63%                                          06/15/35                      80,000               78,600  (b)
7.38%                                          12/15/14                     190,000              213,401
Pepco Holdings Inc.
4.00%                                          06/01/10                      20,000               19,986  (i)
Pepco Holdings, Inc.
5.50%                                          08/15/07                      20,000               20,490
Petrobras International Finance Co.
9.75%                                          07/06/11                      30,000               35,550
Petro-Canada
5.95%                                          05/15/35                      60,000               62,436
Pioneer Natural Resources Co.
6.50%                                          01/15/08                       5,000                5,174
Potomac Edison Co.
5.35%                                          11/15/14                      15,000               15,622  (b)
Principal Life Global Funding I
5.25%                                          01/15/13                      15,000               15,783  (b)
Procter & Gamble - ESOP (Series A)
9.36%                                          01/01/21                      35,000               47,211
Prudential Financial Inc.
4.75%                                          06/13/15                      40,000               40,114
PSI Energy, Inc.
6.65%                                          06/15/06                      10,000               10,230
Public Service Company of New Mexico
4.40%                                          09/15/08                      15,000               14,998
Public Service Electric & Gas
5.25%                                          07/01/35                      30,000               30,290
Puget Energy Inc.
5.48%                                          06/01/35                      30,000               30,973
Quest Diagnostics
6.75%                                          07/12/06                      15,000               15,372
Rabobank Capital Funding II
5.26%                                          12/31/49                      50,000               51,437  (b,i)
Rabobank Capital Funding Trust
5.25%                                          12/29/49                      20,000               20,515  (b,i)
Raytheon Co.
4.85%                                          01/15/11                      20,000               20,251
6.40%                                          12/15/18                      55,000               62,223
RBS Capital Trust I
5.51%                                          09/29/49                     130,000              134,641  (i)
Reckson Operating Partnership LP
5.88%                                          08/15/14                      20,000               21,007
Rogers Wireless Communications, Inc.
7.50%                                          03/15/15                      80,000               87,000
Royal Bank of Canada
4.13%                                          01/26/10                      10,000                9,976
San Diego Gas & Electric Co.
5.35%                                          05/15/35                      15,000               15,534
SBC Communications Inc.
5.10%                                          09/15/14                      25,000               25,545
Scottish Power PLC
4.91%                                          03/15/10                      50,000               50,724
Simon Property Group LP
4.88%                                          08/15/10                      20,000               20,165
Simon Property Group LP (REIT)
4.60%                                          06/15/10                      30,000               30,017  (b)
Sinclair Broadcast Group, Inc.
8.00%                                          03/15/12                     100,000              102,500
SLM Corp.
4.00%                                          01/15/09                      20,000               19,855
SouthTrust Bank
7.00%                                          11/15/08                       5,000                5,519
Sprint Capital Corp.
4.78%                                          08/17/06                      50,000               50,365  (k)
6.00%                                          01/15/07                      80,000               82,077
6.13%                                          11/15/08                      45,000               47,495
8.38%                                          03/15/12                      10,000               12,045
8.75%                                          03/15/32                      75,000              104,509
State of Illinois
4.95%                                          06/01/23                      30,000               30,900
5.10%                                          06/01/33                      15,000               15,639
Stewart Enterprises, Inc.
6.25%                                          02/15/13                     105,000              103,950  (b)
Telefonos de Mexico S.A. de C.V.
4.50%                                          11/19/08                      75,000               74,501
TELUS Corp.
7.50%                                          06/01/07                      50,000               52,851
8.00%                                          06/01/11                      30,000               35,088
Tenet Healthcare Corp.
6.38%                                          12/01/11                     100,000               95,250
Time Warner Entertainment Co. LP
8.38%                                          07/15/33                      40,000               52,908
Time Warner, Inc.
9.13%                                          01/15/13                      30,000               37,879
TXU Electric Delivery Co.
5.00%                                          09/01/07                      25,000               25,362
6.38%                                          05/01/12                      20,000               21,884
Tyco International Group S.A.
5.80%                                          08/01/06                      15,000               15,273
Tyson Foods, Inc.
7.25%                                          10/01/06                      35,000               36,267
UBS Preferred Funding Trust I
8.62%                                          10/29/49                      25,000               29,675  (i)
Union Pacific Corp.
6.65%                                          01/15/11                      15,000               16,592
United Rentals North America, Inc.
7.75%                                          11/15/13                     100,000               98,250
United Utilities PLC
6.45%                                          04/01/08                      20,000               21,040
Vedanta Resources PLC
6.63%                                          02/22/10                      25,000               24,669  (b)
Verizon
6.50%                                          09/15/11                      20,000               21,812
Verizon Global Funding Corp.
7.75%                                          06/15/32                     145,000              188,199
Vornado Realty LP (REIT)
5.63%                                          06/15/07                      75,000               76,395
Votorantim Overseas III
7.75%                                          06/24/20                     100,000              100,000  (b)
VTB Capital S.A.
6.09%                                          07/30/07                      30,000               31,134  (i)
6.25%                                          07/02/35                     100,000              100,000  (b)
Wells Fargo & Co.
5.25%                                          12/01/07                      25,000               25,664
Westar Energy, Inc.
5.15%                                          01/01/17                      15,000               15,268
Weyerhaeuser Co.
6.13%                                          03/15/07                      20,000               20,553
Wisconsin Energy Corp.
5.88%                                          04/01/06                       5,000                5,068
WR Berkley Corp.
5.60%                                          05/15/15                      30,000               30,552
Yara International ASA
5.25%                                          12/15/14                      20,000               20,038  (b)
                                                                                               9,694,682

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS - 0.2%

Bank of America Alternative
Loan Trust
6.50%                                          07/25/35                     100,000              103,344
Master Alternative Loans Trust
6.50%                                          01/25/35 - 05/25/35          166,057              171,346
                                                                                                 274,690

SOVEREIGN BONDS - 0.5%
Government of Argentina
4.62%                                          08/03/12                      40,000               36,160  (d,i)
Government of Bahamas
6.63%                                          05/15/33                      10,000               12,136  (b)
Government of Brazil
9.25%                                          10/22/10                      30,000               33,375
Government of Colombia
10.75%                                         01/15/13                      25,000               30,400
Government of Costa Rica
6.55%                                          03/20/14                      30,000               29,475  (b)
Government of El Salvador
7.65%                                          06/15/35                      40,000               39,800  (b)
Government of Indonesia
7.25%                                          04/20/15                      25,000               25,313  (b)
Government of Italy
4.50%                                          01/21/15                      10,000               10,147
Government of Jamaica
9.00%                                          06/02/15                      50,000               50,938
Government of Mexico
6.75%                                          09/27/34                      10,000               10,525
Government of Panama
7.25%                                          03/15/15                      40,000               43,600
Government of Peru
8.38%                                          05/03/16                      25,000               28,063
Government of Russia
5.00%                                          03/31/30                      65,000               72,800  (b,k)
Government of Turkey
7.00%                                          06/05/20                      40,000               39,100
Government of Ukraine
6.37%                                          08/05/09                      35,000               37,800  (b,i)
Japan Finance Corp for Municipal
Enterprises
4.63%                                          04/21/15                     100,000              102,350
Ontario Electricity Financial Corp.
7.45%                                          03/31/13                       5,000                6,056
Province of New Brunswick
3.50%                                          10/23/07                      10,000                9,913
Province of Ontario
4.50%                                          02/03/15                      45,000               45,581
5.13%                                          07/17/12                     150,000              159,206
Province of Quebec
5.00%                                          07/17/09                      60,000               62,010
                                                                                                 884,748

TOTAL BONDS AND NOTES                                                                         38,584,336
 (COST $38,404,831)

                                                                          NUMBER OF
                                                                             SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.9%
-----------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                            21,783           $  641,945
Industrial Select Sector SPDR Fund                                           84,465            2,481,582

TOTAL EXCHANGE TRADED FUNDS                                                                    3,123,527
(COST $2,942,796)

-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.0%*
-----------------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I                                                   45               45,455  (b,i)
(COST $46,463)

                                                                          NUMBER OF
                                                                          CONTRACTS                VALUE
-----------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
-----------------------------------------------------------------------------------------------------------------

CALL OPTIONS
Eurodollar Futures                                                                5         $         63

PUT OPTIONS
U. S. Treasury Notes 10 Yr. Futures                                               5                  234
Eurodollar Futures                                                                5                  563
                                                                                                     797

TOTAL PURCHASED OPTIONS                                                                              860
 (COST $3,206)

TOTAL INVESTMENTS IN SECURITIES                                                              155,809,826
 (COST $149,015,213)

                                                                         NUMBER OF
                                                                            SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 9.5%
-----------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 5.6%
GEI Short Term Investment Fund
3.20%                                                                     9,052,926         $  9,052,926  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 3.9%
State Street Navigator Securities
Lending Prime Portfolio
3.31%                                                                     6,267,242            6,267,242  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                  15,320,168
(COST $15,320,168)

TOTAL INVESTMENTS                                                                            171,129,994
(COST $164,335,381)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (6.2)%                                                                                  (9,990,622)
                                                                                            ------------
NET ASSETS - 100.0%                                                                         $161,139,372
                                                                                            ============


---------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------------------

The GE Institutional Strategic Investment Fund had the following long future contract open at June 30, 2005:

                                                                                                CURRENT
                                                                          NUMBER OF            NOTIONAL               UNREALIZED
DESCRIPTION                                 EXPIRATION DATE               CONTRACTS               VALUE             DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                         September 2005                       20          $4,807,500                 $(5,169)
S & P 500 Index Futures                     September 2005                        6           1,805,550                       -
U.S. Treasury Notes 10 Yr. Futures          September 2005                        5             567,344                   3,772
                                                                                                                        -------
                                                                                                                        $(1,397)
                                                                                                                         =======

The GE Institutional Strategic Investment Fund had the following short future contract open at June 30, 2005:
                                                                                                CURRENT
                                                                          NUMBER OF            NOTIONAL               UNREALIZED
DESCRIPTION                                 EXPIRATION DATE               CONTRACTS               VALUE             APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                          December 2005                       20        $(4,801,500)                   $2,217



GE INSTITUTIONAL INCOME

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                                                            PRINCIPAL
                                                                               AMOUNT                VALUE
-------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 115.8%
-------------------------------------------------------------------------------------------------------------------
U.S. TREASURIES - 13.6%
U.S. Treasury Bonds
5.38%                                           02/15/31                   $ 3,028,000         $  3,574,463  (j)
7.13%                                           02/15/23                     1,630,000            2,203,320  (h)
8.13%                                           08/15/19 - 08/15/21          2,321,000            3,316,691  (h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                           01/15/14                     3,906,407            4,024,811  (h,m)
2.38%                                           01/15/25                       541,879              593,699  (h,m)
3.88%                                           04/15/29                       390,548              549,513  (h,m)
4.73%                                           04/15/10                     1,514,796            1,477,395  (d,j,m)
U.S. Treasury Notes
3.50%                                           12/15/09                     1,540,000            1,525,478  (j)
3.63%                                           06/15/10                    10,165,000           10,120,477  (j)
3.75%                                           05/15/08                       175,000              175,383
4.00%                                           04/15/10                     3,820,000            3,861,714  (j)
                                                                                                 31,422,944

FEDERAL AGENCIES - 8.0%
Federal Farm Credit Bank
3.75%                                           01/15/09                     1,180,000            1,173,499  (h,j)
Federal Home Loan Bank
2.38%                                           02/15/06                     2,930,000            2,906,000  (h)
2.63%                                           10/16/06                     2,195,000            2,162,641  (h,j)
3.75%                                           08/18/09                     1,650,000            1,639,205  (h,j)
Federal Home Loan Mortgage Corp.
3.00%                                           09/29/06                     2,190,000            2,168,160  (h)
3.63%                                           09/15/08                     2,895,000            2,872,149  (h)
4.50%                                           01/15/14                     1,470,000            1,500,185  (j)
4.63%                                           07/18/07                     1,225,000            1,225,707  (h)
4.75%                                           12/08/10                     1,630,000            1,634,374  (h)
6.75%                                           03/15/31                       915,000            1,209,969  (h)
                                                                                                 18,491,889

AGENCY MORTGAGE BACKED - 30.0%
Federal Home Loan Mortgage Assoc.
6.00%                                           05/01/20 - 06/01/35          2,875,833            2,950,554
7.00%                                           05/01/35                        99,835              105,289
Federal Home Loan Mortgage Corp.
4.50%                                           06/01/33 - 02/01/35            588,822              575,650
6.00%                                           04/01/17 - 06/01/35          1,696,673            1,741,217
6.50%                                           01/01/27 - 12/01/34          2,263,279            2,343,242
7.00%                                           10/01/16 - 02/01/35            343,861              362,258
7.50%                                           09/01/12 - 09/01/33             68,364               72,795
8.00%                                           11/01/30                        55,861               60,266
8.50%                                           02/01/30 - 05/01/30            116,166              125,720
Federal National Mortgage Assoc.
4.00%                                           05/01/19 - 06/01/19            608,183              596,005
4.50%                                           05/01/18 - 12/01/34          3,559,636            3,519,912
5.00%                                           03/01/34 - 10/01/34            266,687              266,768
5.50%                                           04/01/14 - 08/01/33            893,088              906,588  (i)
6.00%                                           02/01/14 - 06/01/35          3,974,117            4,083,458
6.50%                                           07/01/17 - 02/01/35          5,259,697            5,444,370
7.00%                                           03/01/15 - 04/01/35          1,955,171            2,059,433  (h)
7.50%                                           09/01/13 - 03/01/34            948,891            1,012,464  (h)
8.00%                                           12/01/12 - 11/01/33            436,592              468,626
8.50%                                           05/01/31                        16,944               18,327
9.00%                                           06/01/09 - 12/01/22             84,510               89,880
4.50%                                           TBA                          5,245,000            5,220,411  (c)
5.00%                                           TBA                         19,205,000           19,336,584  (c)
5.50%                                           TBA                          5,605,000            5,680,320  (c)
6.00%                                           TBA                          7,380,000            7,564,500  (c)
Government National Mortgage Assoc.
4.50%                                           08/15/33 - 09/15/34          1,227,140            1,213,443
6.00%                                           04/15/27 - 06/15/35          1,202,209            1,240,261
6.50%                                           04/15/19 - 08/15/34            684,533              714,414
7.00%                                           03/15/12 - 06/15/34            158,129              166,079
7.50%                                           08/15/31 - 10/15/33            227,803              244,097
8.00%                                           05/15/30 - 09/15/30              6,054                6,533
8.50%                                           10/15/17                        33,559               36,524
9.00%                                           11/15/16 - 12/15/21            130,826              144,318
5.50%                                           TBA                            700,000              714,657  (c)
                                                                                                 69,084,963

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.5%
Federal Home Loan Mortgage Assoc.
5.50%                                           02/25/35                       473,507              489,634
Federal Home Loan Mortgage Corp.
3.43%                                           10/15/18                       910,616               80,248  (g,i)
3.93%                                           12/15/30                     2,054,807              126,499  (g,i)
4.50%                                           04/15/13 - 03/15/19          1,871,347              191,667  (g)
4.50%                                           05/15/17 - 11/15/19            600,000              594,638
5.00%                                           01/15/11 - 12/01/34          5,760,418              683,537  (g)
5.00%                                           05/15/20 - 02/15/34          3,185,000            3,183,722
5.11%                                           10/15/33                       280,000              232,764  (i)
5.50%                                           04/15/17 - 06/15/33            863,512              140,326  (g)
5.50%                                           10/15/34                       450,696              470,696
6.25%                                           01/15/23                         5,058                5,066
6.31%                                           12/15/33                       175,000              156,223  (i)
7.50%                                           01/15/16                        94,341               99,412
7.50%                                           07/15/27                        36,376                6,047  (g)
8.95%                                           06/15/33                       710,752              733,851  (i)
14.69%                                          09/25/43                     3,356,851               31,470  (d,g,i)
Federal Home Loan Mortgage Corp. STRIPS
8.00%                                           02/01/23 - 07/01/24             29,267                5,891  (g)
Federal Home Loan Mortgage STRIPS
4.55%                                           08/01/27                         6,752                5,921  (d,f)
Federal National Mortgage Assoc.
1.18%                                           12/25/42                       821,578               20,925  (g,i)
2.22%                                           06/25/43                     2,997,272              138,624  (g,i)
3.69%                                           10/25/29                       658,226               52,041  (g,i)
3.79%                                           12/25/30                     1,047,358               67,751  (g,i)
4.00%                                           02/25/28                        56,716               56,266
4.19%                                           05/25/18                     1,281,474              108,028  (g,i)
4.29%                                           09/25/42                     2,325,956              182,442  (g,i)
4.34%                                           04/25/17 - 10/25/17          1,463,987              132,530  (g,i)
4.39%                                           08/25/16                       498,226               33,747  (g,i)
4.50%                                           05/25/18                       331,631               36,272  (g)
4.50%                                           12/25/19                       225,000              221,064
4.75%                                           11/25/14                       201,651               15,850  (g)
4.79%                                           06/25/42                       672,047               60,694  (g,i)
5.00%                                           02/25/11 - 02/25/32            589,231               45,433  (g)
5.00%                                           01/15/35                       300,000              300,093
5.50%                                           01/25/27                       424,823               43,943  (g)
5.50%                                           07/25/34                       492,483              508,045
6.00%                                           12/25/34                       275,000              288,105
7.57%                                           09/25/31                       425,368              428,995  (i)
8.00%                                           07/25/14                       299,937              313,528
8.77%                                           05/25/17                        29,485               30,766  (i)
12.44%                                          04/25/32                       125,547              139,514  (i)
Federal National Mortgage Assoc. (Class 1)
6.23%                                           11/01/34                       777,243              651,184  (d,f)
Federal National Mortgage Assoc. (Class S)
3.38%                                           02/25/31                       647,453               44,917  (g,i)
Federal National Mortgage Assoc. REMIC
4.50%                                           11/25/13                       990,844               52,131  (g)
5.00%                                           10/25/22                       299,243               40,491  (g)
5.50%                                           08/25/33                     1,166,136              237,892  (g)
9.32%                                           03/25/31                       660,379              697,751  (i)
Federal National Mortgage Assoc.
REMIC (Class J)
1080.91%                                        03/25/22                            50                  655  (g)
Federal National Mortgage Assoc.
REMIC (Class K)
1008.00%                                        05/25/22                            44                1,109  (g)
Federal National Mortgage Assoc. STRIPS
7.50%                                           11/01/23                       174,746               34,103  (g)
8.00%                                           08/01/23 - 07/01/24             61,941               12,972  (g)
Government National Mortgage Assoc.
5.00%                                           02/16/34                       335,000              339,292
Vendee Mortgage Trust
17.61%                                          05/15/33                     2,073,194               55,069  (d,g,i)
                                                                                                 12,629,834

ASSET BACKED - 13.2%
American Express Credit Account Master
Trust (Class A)
1.69%                                           01/15/09                       195,000              191,120
3.34%                                           12/15/08                       200,000              200,199  (i)
Bank One Issuance Trust
3.59%                                           05/17/10                        90,000               89,296
3.76%                                           08/15/08                       323,000              322,954
Bank One Issuance Trust (Class A)
3.33%                                           12/15/10                     3,500,000            3,509,262  (i)
Bear Stearns Asset Backed Securities Inc.
(Class A)
3.68%                                           01/25/34                       184,292              185,061  (i)
BMW Vehicle Owner Trust (Class B)
2.93%                                           03/25/09                       192,000              189,732
Capital One Master Trust (Class C)
6.70%                                           06/15/11                       200,000              213,780  (b)
Capital One Prime Auto Receivables Trust
(Class A)
3.30%                                           09/17/07                       240,375              240,448  (i)
Carmax Auto Owner Trust
4.35%                                           03/15/10                       235,000              236,622
Chase Funding Mortgage Loan Asset-Backed
Certificates
3.56%                                           03/25/32                        48,046               48,198  (i)
Citibank Credit Card Issuance Trust
3.45%                                           09/17/07                       600,000              600,073  (i)
3.66%                                           03/07/08                     1,012,000            1,013,580  (i)
3.80%                                           06/25/09                     2,000,000            2,007,723  (i)
4.45%                                           04/07/10                       252,000              252,484
6.65%                                           05/15/08                        66,000               67,498
CNH Wholesale Master Note Trust (Class A)
3.43%                                           06/15/11                     2,000,000            2,000,000  (i)
Countrywide Home Equity Loan Trust
(Class A)
3.45%                                           07/15/27                       145,333              145,473  (i)
Federal National Mortgage Assoc.
3.95%                                           12/26/31                       250,681              250,468
First USA Credit Card Master Trust
(Class A)
3.40%                                           11/19/08                     1,400,000            1,401,453  (i)
Fleet Credit Card Master Trust II
(Class A)
3.36%                                           04/15/10                     2,200,000            2,205,780  (h,i)
5.60%                                           12/15/08                       673,000              683,196
Fleet Home Equity Loan Trust (Class A)
3.51%                                           01/20/33                       403,694              404,133  (i)
Ford Credit Floorplan Master Owner
Trust (Class A)
3.26%                                           07/15/09                     4,000,000            4,002,989  (i)
GMAC Mortgage Corp Loan Trust
3.40%                                           08/25/35                     1,000,000              998,923  (i)
Hertz Vehicle Financing LLC
3.40%                                           05/25/08                     3,000,000            3,002,597  (b,i)
Honda Auto Receivables Owner Trust
4.15%                                           10/15/10                       255,000              255,622
Household Automotive Trust (Class A)
3.54%                                           07/17/09                       485,429              486,242  (i)
MBNA Credit Card Master Note Trust
(Class C)
4.05%                                           01/15/08                       156,000              156,105
MBNA Master Credit Card Trust USA
(Class A)
3.48%                                           08/15/08                       700,000              701,301  (i)
Peco Energy Transition Trust
6.52%                                           12/31/10                       169,000              186,273
Residential Asset Mortgage Products, Inc.
3.55%                                           03/25/34                       112,583              112,636  (i)
3.64%                                           12/25/33                       345,628              346,712  (i)
Residential Asset Securities Corp.
3.56%                                           07/25/32                        62,946               63,070  (i)
Residential Asset Securities Corp.
(Class A)
3.58%                                           04/25/32                       336,955              337,523  (i)
3.68%                                           01/25/33                       271,579              272,379  (i)
4.16%                                           07/25/30                       179,000              178,057  (i)
Saxon Asset Securities Trust
3.54%                                           05/25/35                     1,790,570            1,791,366  (i)
Saxon Asset Securities Trust (Class A)
3.71%                                           12/25/32                        25,922               25,940  (i)
SLM Student Loan Trust (Class A)
3.46%                                           06/15/18                       434,865              435,156  (i)
Volkswagen Auto Lease Trust
3.94%                                           10/20/10                       157,000              156,493
Wachovia Asset Securitization Inc.
(Class A)
3.53%                                           06/25/34                       369,870              370,247  (i)
Wells Fargo Home Equity Trust
3.97%                                           09/25/24                       117,000              115,866  (i)
                                                                                                 30,454,030

CORPORATE NOTES - 30.6%
Abbey National PLC
7.95%                                           10/26/29                       280,000              381,403
AIG SunAmerica Global Financing VII
5.85%                                           08/01/08                       305,000              317,950  (b)
Ainsworth Lumber Co. Ltd.
6.75%                                           03/15/14                       575,000              517,500
Air Jamaica Ltd.
9.38%                                           07/08/15                       260,000              261,716  (b)
Alberta Energy Co. Ltd.
7.38%                                           11/01/31                        80,000              100,127
Allegiance Corp.
7.00%                                           10/15/26                       170,000              195,414
Allied Waste North America
7.25%                                           03/15/15                       630,000              609,525  (b)
Allstate Life Global Funding Trusts
3.85%                                           01/25/08                       315,000              312,807
Alltel Corp.
4.66%                                           05/17/07                       400,000              403,140
ALROSA Finance S.A.
8.88%                                           11/17/14                       275,000              310,750  (b)
Altria Group, Inc.
7.20%                                           02/01/07                       135,000              140,676
Ameren Corp.
4.26%                                           05/15/07                       280,000              279,957
America Movil S.A. de C.V.
6.38%                                           03/01/35                       525,000              513,248
American Electric Power Co. Inc.
(Series D)
5.25%                                           06/01/15                       220,000              226,968
American General Corp.
7.50%                                           08/11/10                       165,000              185,985
ANZ Capital Trust
4.48%                                           12/31/49                       300,000              298,690  (b)
AON Corp.
8.21%                                           01/01/27                       265,000              309,554
Appalachian Power Co. (Series G)
3.60%                                           05/15/08                       135,000              132,521
Appalachian Power Co. (Series K)
5.00%                                           06/01/17                       195,000              195,630
Argentine Beverages Financial Trust
7.38%                                           03/22/12                       145,000              147,538  (b)
Assurant, Inc.
6.75%                                           02/15/34                       190,000              219,886
AT&T Wireless Services Inc.
7.35%                                           03/01/06                       180,000              183,933
8.75%                                           03/01/31                       315,000              441,707
Auburn Hills Trust
12.38%                                          05/01/20                       200,000              311,678
Banco BMG S.A.
8.75%                                           07/01/10                       180,000              181,350  (b)
Banco Santander Chile
5.38%                                           12/09/14                       305,000              314,796  (b)
Bank of America Corp.
3.88%                                           01/15/08                       145,000              144,399
7.40%                                           01/15/11                       185,000              211,992
Bank One Corp.
6.50%                                           02/01/06                       325,000              329,971
Barclays Bank PLC
7.38%                                           06/29/49                       400,000              460,684  (b,i)
Bavaria S.A.
8.88%                                           11/01/10                       205,000              225,808  (b)
BB&T Corp.
4.75%                                           10/01/12                       115,000              116,730
BBVA Bancomer Capital Trust I
10.50%                                          02/16/11                       320,000              332,000  (b)
Bear Stearns Companies, Inc.
4.55%                                           06/23/10                       235,000              236,682
BellSouth Corp.
6.00%                                           11/15/34                       280,000              297,879
Berkshire Hathaway Finance Corp.
4.13%                                           01/15/10                       245,000              243,521  (b)
Boeing Co.
8.75%                                           08/15/21                       150,000              210,373
Braskem International Ltd.
9.38%                                           06/01/15                       155,000              167,013  (b)
BRE Properties. (REIT)
5.95%                                           03/15/07                       350,000              359,036
British Aerospace Finance, Inc.
7.50%                                           07/01/27                       180,000              219,278  (b)
Burlington Northern Santa Fe Corp.
8.13%                                           04/15/20                       285,000              376,865
Campbell Soup Co.
5.50%                                           03/15/07                       230,000              234,767
Capital One Financial Corp.
8.75%                                           02/01/07                       295,000              314,805
Carolina Power & Light Co.
5.15%                                           04/01/15                       140,000              144,933
6.13%                                           09/15/33                        80,000               90,245
Case New Holland, Inc.
6.00%                                           06/01/09                       870,000              835,200  (b)
Cendant Corp.
6.25%                                           01/15/08                       390,000              406,025
Charter One Bank FSB
6.38%                                           05/15/12                       170,000              188,192
Citigroup Inc.
5.85%                                           12/11/34                       215,000              237,670
6.63%                                           06/15/32                       300,000              358,340
Clear Channel Communications, Inc.
4.63%                                           01/15/08                       130,000              128,187
CNA Financial Corp.
5.85%                                           12/15/14                       370,000              380,992
CNF Inc.
6.70%                                           05/01/34                        25,000               28,415
Comcast Cable Communications
Holdings, Inc.
9.46%                                           11/15/22                       295,000              416,262
Consolidated Edison Company of New York
5.63%                                           07/01/12                       170,000              183,030
Consolidated Natural Gas Co.
5.38%                                           11/01/06                       255,000              258,918
Consumers Energy Co.
5.15%                                           02/15/17                       180,000              181,657
Consumers Energy Co. (Series L)
5.00%                                           02/15/12                       240,000              243,956
Controladora Comercial Mexicana
S.A. de C.V.
6.63%                                           06/01/15                       190,000              192,280  (b)
Corp Interamericana de
Entretenimiento S.A.
8.88%                                           06/14/15                       260,000              256,750  (b)
Countrywide Home Loans, Inc.
5.63%                                           05/15/07                       265,000              271,508
COX Communications, Inc.
5.45%                                           12/15/14                       285,000              290,614
CSX Corp.
5.50%                                           08/01/13                       150,000              157,334
CSX Transportation, Inc.
9.75%                                           06/15/20                       115,000              166,283
D.R. Horton, Inc.
7.50%                                           12/01/07                       220,000              232,833
DaimlerChrysler NA Holding Corp.
4.05%                                           06/04/08                       195,000              191,579
4.75%                                           01/15/08                       195,000              195,700
6.50%                                           11/15/13                       225,000              243,943
DBS Bank Ltd.
5.00%                                           11/15/19                       335,000              338,875  (b)
Deutsche Telekom International
Finance BV
3.88%                                           07/22/08                       470,000              466,077
Diamond Offshore Drilling, Inc.
4.88%                                           07/01/15                       300,000              300,963  (b)
DirecTV Holdings LLC
6.38%                                           06/15/15                       575,000              572,125  (b)
Dominion Resources Inc. (Series B)
4.13%                                           02/15/08                       185,000              184,027
Dominion Resources Inc. (Series G)
3.66%                                           11/15/06                       470,000              466,876
Dresdner Bank AG for Kyivstar GSM
7.75%                                           04/27/12                       110,000              110,000  (b)
Duke Capital LLC
4.30%                                           05/18/06                       180,000              180,374
4.33%                                           11/16/06                        50,000               50,067
5.50%                                           03/01/14                       200,000              205,625
5.67%                                           08/15/14                       345,000              358,023
Duke Energy Corp.
4.50%                                           04/01/10                       150,000              151,316
El Paso Electric Co.
6.00%                                           05/15/35                       295,000              309,091
El Paso Production Holding Co.
7.75%                                           06/01/13                       575,000              613,813
Emmis Communications Corp.
9.31%                                           06/15/12                       250,000              254,375  (b,i)
Enterprise Products Operating LP
4.00%                                           10/15/07                       645,000              638,556
EOP Operating LP (REIT)
7.75%                                           11/15/07                       255,000              273,919
Farmers Exchange Capital
7.05%                                           07/15/28                       200,000              216,281  (b)
FirstEnergy Corp. (Series B)
6.45%                                           11/15/11                       740,000              808,543
Flextronics International Ltd.
6.25%                                           11/15/14                       865,000              858,513
Ford Motor Credit Co.
7.00%                                           10/01/13                       487,000              471,173
7.38%                                           10/28/09                       490,000              481,425
Gaz Capital for Gazprom
8.63%                                           04/28/34                       515,000              643,750  (b)
Georgia Power Co.
4.88%                                           07/15/07                       305,000              309,348
Goodrich Corp.
7.10%                                           11/15/27                       200,000              238,833
Grupo Transportacion Ferroviaria
Mexicana S.A. de C.V.
9.38%                                           05/01/12                       160,000              166,400  (b)
GTE Corp.
6.94%                                           04/15/28                       240,000              278,151
7.51%                                           04/01/09                       195,000              214,869
Halliburton Co.
8.75%                                           02/15/21                       490,000              671,763
Household Finance Corp.
6.38%                                           11/27/12                       300,000              330,840
6.50%                                           11/15/08                       260,000              277,612
HSBC Bank USA NA
3.88%                                           09/15/09                       605,000              596,722
HSBC Capital Funding LP
4.61%                                           12/29/49                       255,000              248,849  (b,i)
HSBC Capital Funding LP (Series 1)
9.55%                                           12/31/49                        64,000               77,982  (b,i)
HSBC Finance Corp.
6.75%                                           05/15/11                       470,000              520,036
Hydro Quebec
8.25%                                           04/15/26                        10,000               14,573
Indocoal Exports Cayman Ltd.
7.13%                                           07/06/12                       250,000              250,000  (b)
Indosat Tbk PT
7.13%                                           06/22/12                       260,000              261,300  (b)
Intelsat Bermuda Ltd.
8.63%                                           01/15/15                       580,000              611,900  (b)
International Business Machines Corp.
3.80%                                           02/01/08                       195,000              193,727
International Lease Finance Corp.
5.00%                                           04/15/10                       295,000              300,816
iStar Financial Inc.
4.88%                                           01/15/09                       100,000              100,007
6.00%                                           12/15/10                       395,000              412,871
6.05%                                           04/15/15                       140,000              144,731
7.00%                                           03/15/08                        90,000               95,492
Kansas Gas & Electric
5.65%                                           03/29/21                       150,000              151,604  (b)
Kellogg Co. (Series B)
6.60%                                           04/01/11                       410,000              456,595
Kimberly-Clark de Mexico S.A. de C.V.
8.88%                                           08/01/09                       310,000              356,500  (b)
Kimco Realty Corp. (REIT)
4.82%                                           06/01/14                       195,000              194,221
Kinder Morgan Energy Partners LP
5.13%                                           11/15/14                       225,000              227,181
Kinder Morgan, Inc.
6.50%                                           09/01/12                       235,000              259,063
Kraft Foods Inc.
4.13%                                           11/12/09                       505,000              500,460
Lehman Brothers Holdings, Inc.
4.25%                                           01/27/10                       205,000              204,384
LG Electronics Inc.
5.00%                                           06/17/10                       450,000              451,120  (b)
Marsh & McLennan Companies Inc.
3.28%                                           07/13/07                     1,000,000              993,096  (i)
Masco Corp.
6.75%                                           03/15/06                       255,000              259,604
Meritage Homes Corp.
6.25%                                           03/15/15                       870,000              809,100
MGM Mirage
5.88%                                           02/27/14                       895,000              869,269
Midamerican Energy Holdings Co.
3.50%                                           05/15/08                       260,000              252,937
Morgan Stanley
4.25%                                           05/15/10                        55,000               54,586
5.30%                                           03/01/13                       200,000              207,201
Motorola, Inc.
4.61%                                           11/16/07                       270,000              272,066
Nationwide Mutual Insurance Co.
7.88%                                           04/01/33                        95,000              119,371  (b)
Navistar International Corp.
6.25%                                           03/01/12                       895,000              863,675  (b)
NB Capital Trust IV
8.25%                                           04/15/27                       229,000              251,037
Nelnet Inc.
5.13%                                           06/01/10                       360,000              361,571
Nexen, Inc.
5.88%                                           03/10/35                       165,000              166,820
Nexstar Finance, Inc.
7.00%                                           01/15/14                       575,000              532,594  (b)
Nextel Communications, Inc.
7.38%                                           08/01/15                       295,000              318,600
Noble Group, Ltd
6.63%                                           03/17/15                       100,000               92,324  (b)
Nordea Bank AB
5.42%                                           12/29/49                       170,000              175,081  (b,i)
Norfolk Southern Corp.
6.00%                                           04/30/08                        55,000               57,383
Norfolk Southern Railway Co.
9.75%                                           06/15/20                       160,000              231,546
Northeast Utilities (Series B)
3.30%                                           06/01/08                       170,000              164,555
Northrop Grumman Corp.
4.08%                                           11/16/06                       145,000              144,581
NorthWestern Corp.
5.88%                                           11/01/14                       200,000              205,000  (b)
Novelis Inc.
7.25%                                           02/15/15                       580,000              582,175  (b)
Ocean Energy, Inc.
4.38%                                           10/01/07                       115,000              115,133
Ohio Power Co. (Series E)
6.60%                                           02/15/33                        95,000              112,551
PanAmSat Corp.
9.00%                                           08/15/14                       575,000              627,469
Pemex Finance Ltd.
9.03%                                           02/15/11                       398,000              448,959
9.69%                                           08/15/09                       484,500              532,934
Pemex Project Funding Master Trust
6.63%                                           06/15/35                       515,000              505,988  (b)
7.38%                                           12/15/14                       260,000              292,023
Pepco Holdings, Inc.
4.00%                                           06/01/10                       315,000              314,778  (i)
5.50%                                           08/15/07                       285,000              291,980
Petrobras International Finance Co.
9.75%                                           07/06/11                       235,000              278,475
Petro-Canada
5.95%                                           05/15/35                       395,000              411,037
Pioneer Natural Resources Co.
6.50%                                           01/15/08                       120,000              124,187
Potomac Edison Co.
5.35%                                           11/15/14                       135,000              140,598  (b)
Principal Life Global Funding I
5.25%                                           01/15/13                       235,000              247,270  (b)
Procter & Gamble - ESOP (Series A)
9.36%                                           01/01/21                       525,000              708,167
Protective Life Secured Trust
4.00%                                           10/07/09                        80,000               79,093
Prudential Financial Inc.
4.75%                                           06/13/15                       295,000              295,841
PSI Energy, Inc.
6.65%                                           06/15/06                       190,000              194,376
Public Service Company of New Mexico
4.40%                                           09/15/08                       275,000              274,965
Public Service Electric & Gas
5.25%                                           07/01/35                       195,000              196,888
Puget Energy, Inc.
3.36%                                           06/01/08                       170,000              165,442
5.48%                                           06/01/35                       195,000              201,326
Quest Diagnostics
6.75%                                           07/12/06                       195,000              199,834
Rabobank Capital Funding II
5.26%                                           12/31/49                       415,000              426,930  (b,i)
Rabobank Capital Funding Trust
5.25%                                           12/29/49                       190,000              194,891  (b,i)
Raytheon Co.
4.85%                                           01/15/11                       190,000              192,384
6.40%                                           12/15/18                       400,000              452,534
RBS Capital Trust I
5.51%                                           09/29/49                       610,000              631,777  (i)
Reckson Operating Partnership LP
5.88%                                           08/15/14                       200,000              210,072
Rogers Wireless Communications, Inc.
7.50%                                           03/15/15                       465,000              505,688
Royal Bank of Canada
4.13%                                           01/26/10                       180,000              179,570
Royal Bank of Scotland Group PLC
7.65%                                           08/31/49                        78,000               99,233  (i)
San Diego Gas & Electric Co.
5.35%                                           05/15/35                       100,000              103,557
SBC Communications Inc.
5.10%                                           09/15/14                       240,000              245,228
Scottish Power PLC
4.91%                                           03/15/10                       290,000              294,200
Simon Property Group LP
4.88%                                           08/15/10                       155,000              156,281
Simon Property Group LP (REIT)
4.60%                                           06/15/10                       200,000              200,111  (b)
Sinclair Broadcast Group, Inc.
8.00%                                           03/15/12                       575,000              589,375
SLM Corp.
4.00%                                           01/15/09                       190,000              188,622
Sprint Capital Corp.
4.78%                                           08/17/06                       455,000              458,321  (k)
6.00%                                           01/15/07                       460,000              471,944
6.13%                                           11/15/08                       470,000              496,061
8.38%                                           03/15/12                       260,000              313,166
8.75%                                           03/15/32                       340,000              473,773
State of Illinois
4.95%                                           06/01/23                       275,000              283,247
5.10%                                           06/01/33                       180,000              187,668
Stewart Enterprises, Inc.
6.25%                                           02/15/13                       625,000              618,750  (b)
Telefonos de Mexico S.A. de C.V.
4.50%                                           11/19/08                       200,000              198,670
5.50%                                           01/27/15                       310,000              307,717  (b)
TELUS Corp.
7.50%                                           06/01/07                       310,000              327,676
8.00%                                           06/01/11                       195,000              228,073
Tenet Healthcare Corp.
6.38%                                           12/01/11                       580,000              552,450
Time Warner Entertainment Co. LP
8.38%                                           07/15/33                       280,000              370,354
Time Warner, Inc.
9.13%                                           01/15/13                       280,000              353,539
Toyota Motor Credit Corp.
3.36%                                           09/15/06                     3,000,000            2,998,911  (i)
TXU Electric Delivery Co.
5.00%                                           09/01/07                       200,000              202,900
6.38%                                           05/01/12                       190,000              207,898
Tyco International Group S.A.
5.80%                                           08/01/06                       375,000              381,819
Tyson Foods, Inc.
7.25%                                           10/01/06                       215,000              222,784
UBS Preferred Funding Trust I
8.62%                                           10/29/49                       185,000              219,597  (i)
UFJ Bank Ltd.
7.40%                                           06/15/11                       310,000              351,788
Union Pacific Corp.
6.65%                                           01/15/11                       190,000              210,163
Union Planters Bank NA
5.13%                                           06/15/07                        30,000               30,564
United Rentals North America, Inc.
7.75%                                           11/15/13                       605,000              594,413  (j)
United Utilities PLC
6.45%                                           04/01/08                       235,000              247,219
Valero Energy Corp.
3.50%                                           04/01/09                       220,000              211,180
Vedanta Resources PLC
6.63%                                           02/22/10                       155,000              152,947  (b)
Verizon
6.50%                                           09/15/11                       180,000              196,304
Verizon Global Funding Corp.
7.75%                                           06/15/32                       385,000              499,701
Vornado Realty LP (REIT)
5.63%                                           06/15/07                       205,000              208,814
Votorantim Overseas III
7.75%                                           06/24/20                       515,000              515,000  (b)
VTB Capital S.A.
6.09%                                           07/30/07                       180,000              186,802  (i)
6.25%                                           07/02/35                       515,000              515,000  (b)
Westar Energy, Inc.
5.15%                                           01/01/17                       125,000              127,235
Weyerhaeuser Co.
6.13%                                           03/15/07                       322,000              330,911
Wisconsin Electric Power
3.50%                                           12/01/07                       225,000              221,320
Wisconsin Energy Corp.
5.88%                                           04/01/06                       105,000              106,433
Yara International ASA
5.25%                                           12/15/14                       200,000              200,377  (b)
                                                                                                 70,524,263

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.9%
Bank of America Alternative Loan Trust
6.50%                                           07/25/35                       275,000              284,195
Bear Stearns Commercial Mortgage
Securities
6.02%                                           02/14/31                       258,000              272,271
Bear Stearns Commercial Mortgage
Securities (Class B)
6.20%                                           02/14/31                        34,000               36,651
CalSTRS Trust
4.13%                                           11/20/12                       522,000              521,499  (b)
Credit Suisse First Boston
4.17%                                           07/15/37                     4,705,000              164,181  (b,d)
Crusade Global Trust (Class A)
3.62%                                           09/18/34                        74,721               74,837  (i)
CS First Boston Mortgage Securities Corp.
1.73%                                           03/15/35                     6,631,726              355,758  (b,h,i)
4.60%                                           03/15/35                       417,000              419,476
6.13%                                           04/15/37                     1,200,000            1,315,476  (h)
CS First Boston Mortgage Securities
Corp. (Class A)
4.51%                                           07/15/37                       282,000              283,138
4.69%                                           07/15/37                       188,000              189,357
First Union-Lehman Brothers-Bank
of America
6.56%                                           11/18/35                       287,723              302,396
GMAC Commercial Mortgage Securities Inc.
6.47%                                           04/15/34                       155,000              170,313
GMAC Commercial Mortgage Securities Inc.
(Class A)
4.92%                                           12/10/41                       503,000              512,800  (i)
GMAC Commercial Mortgage Securities Inc.
(Class X)
4.22%                                           12/10/41                     7,502,000              229,529  (d,h,i)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                           05/15/35                     1,194,504            1,259,749
6.55%                                           12/10/41                    15,673,584              274,836  (b,d,i)
Granite Master Issuer PLC
3.51%                                           12/20/24                     4,000,000            3,999,875  (i)
Homeside Mortgage Securities Trust
(Class A)
3.33%                                           01/20/27                       199,393              199,672  (i)
Impac CMB Trust (Class A)
3.69%                                           12/25/33                       431,568              432,090  (i)
JPMorgan Chase Commercial Mortgage
Securities Corp.
1.33%                                           01/12/39                     4,167,455              196,745  (b,i)
3.42%                                           06/15/19                     2,000,000            2,000,000  (b,i)
6.47%                                           11/15/35                       257,000              284,783
JPMorgan Chase Commercial Mortgage
Securities Corp. (Class A)
4.92%                                           10/15/37                       332,000              340,930  (i)
LB-UBS Commercial Mortgage Trust
4.06%                                           09/15/27                       549,000              545,171  (i)
4.17%                                           07/15/37                    10,579,000              175,215  (b,d,i)
4.20%                                           01/18/12                     6,515,000              241,079  (d,h)
4.20%                                           12/15/29                       261,000              260,195
4.32%                                           03/15/34                     1,174,737               22,026  (b,d,i)
4.51%                                           12/15/29                       261,000              262,440
4.53%                                           01/15/36                     1,802,132              135,723  (b,d)
5.99%                                           02/15/40                     5,067,928              114,477  (b,d,h)
6.23%                                           03/15/26                        75,000               79,940
6.24%                                           01/15/36                     3,696,407              101,651  (b,d,i)
6.49%                                           12/15/39                     3,942,188               73,076  (b,d,h,i)
7.67%                                           09/15/37                     3,786,721               61,534  (b,d,i)
8.31%                                           03/15/36                     4,671,202              128,458  (b,d,i)
LB-UBS Commercial Mortgage Trust
(Class A)
4.31%                                           02/15/30                       700,000              699,637
6.13%                                           12/15/30                       175,000              191,241
6.65%                                           11/15/27                       806,000              896,555
LB-UBS Commercial Mortgage Trust
(Class B)
6.65%                                           07/14/16                        65,000               72,739  (b)
Master Alternative Loans Trust
5.00%                                           08/25/18                       283,421               37,907  (g)
6.50%                                           08/25/34 - 05/25/35          1,552,668            1,604,553
Merrill Lynch Mortgage Trust (Class A)
4.56%                                           05/12/43                       549,000              553,675
Morgan Stanley Capital I
5.17%                                           01/14/42                       600,000              625,668  (i)
7.11%                                           04/15/33                       245,000              269,178
Morgan Stanley Capital I (Class A)
4.66%                                           09/13/45                       363,000              366,361
Morgan Stanley Dean Witter Capital I
1.06%                                           04/15/34                     1,373,000               23,725  (b,i)
3.95%                                           10/15/35                     1,315,180               34,877  (b,d,i)
6.46%                                           02/15/33                       445,711              462,362
Morgan Stanley Dean Witter Capital I
(Class A)
6.39%                                           10/15/35                       320,000              353,974
6.54%                                           02/15/31                       437,408              460,509
Morgan Stanley Dean Witter Capital I
(Class X)
1.15%                                           02/01/31                     1,256,119               56,820  (b,i)
Puma Finance Ltd. (Class A)
3.32%                                           10/11/34                       187,480              187,542  (i)
3.63%                                           03/25/34                       465,130              465,781  (i)
Residential Mortgage Securities
3.15%                                           08/10/30                     2,000,000            2,000,000  (b,i)
Wachovia Bank Commercial Mortgage Trust
4.12%                                           03/15/15                       100,000              100,216  (b,i)
4.38%                                           10/15/41                     1,000,000            1,002,719
4.94%                                           04/15/42                       499,000              511,728
Wachovia Bank Commercial Mortgage Trust
(Class B)
4.89%                                           10/15/41                       454,000              458,352
4.95%                                           10/15/41                       553,000              560,342
Washington Mutual
3.43%                                           01/25/45                     1,453,338            1,456,847  (i)
                                                                                                 29,774,850

SOVEREIGN BONDS - 2.0%
Government of  Argentina
4.62%                                           08/03/12                       260,000              235,040  (d,i)
Government of Bahamas
6.63%                                           05/15/33                       210,000              254,861  (b)
Government of Brazil
9.25%                                           10/22/10                       205,000              228,063
Government of Colombia
10.75%                                          01/15/13                       155,000              188,480
Government of Costa Rica
6.55%                                           03/20/14                       205,000              201,413  (b)
Government of El Salvador
7.65%                                           06/15/35                       260,000              258,700  (b)
Government of Indonesia
7.25%                                           04/20/15                       160,000              162,000  (b)
Government of Italy
4.50%                                           01/21/15                       130,000              131,917
Government of Jamaica
9.00%                                           06/02/15                       310,000              315,813
Government of Mexico
6.75%                                           09/27/34                        15,000               15,788
Government of Panama
7.25%                                           03/15/15                       260,000              283,400
Government of Peru
8.38%                                           05/03/16                       155,000              173,988
Government of Russia
5.00%                                           03/31/30                       385,000              431,200  (b,k)
Government of Turkey
7.00%                                           06/05/20                       260,000              254,150
Government of Ukraine
6.37%                                           08/05/09                       205,000              221,400  (b,i)
Government of Uruguay
9.25%                                           05/17/17                       120,000              128,400
Japan Finance Corp for Municipal
Enterprises
4.63%                                           04/21/15                       300,000              307,050
Ontario Electricity Financial Corp.
7.45%                                           03/31/13                        35,000               42,392
Province of New Brunswick
3.50%                                           10/23/07                       230,000              227,987
Province of Ontario
4.50%                                           02/03/15                       310,000              314,005
5.13%                                           07/17/12                       235,000              249,422
                                                                                                  4,625,469

TOTAL BONDS AND NOTES                                                                           267,008,242
 (COST $267,075,348)
                                                                             NUMBER OF
                                                                                SHARES                VALUE
-------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.1%
-------------------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I                                                     315           $  318,182  (b,i)
 (COST $325,238)

                                                                             NUMBER OF                VALUE
                                                                             CONTRACTS
-------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
-------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
Euro Dollar Futures                                                                 35           $      438

PUT OPTIONS
U S Treasury Notes 10Yr Futures                                                     20                  937
Euro Dollar Futures                                                                 20                2,250

TOTAL PURCHASED OPTIONS                                                                               3,625
 (COST $14,565)
                                                                            PRINCIPAL
                                                                               AMOUNT                VALUE
-------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 10.0%
-------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 5.9%
AESOP Funding II LLC (Class A)
3.38%                                           04/20/10                    $2,000,000           $2,007,536  (b,i)
CDC Mortgage Capital Trust (Class A)
3.80%                                           03/25/33                         5,284                5,286  (i)
Countrywide Home Equity Loan Trust
(Class A)
3.46%                                           05/15/28                     3,254,645            3,256,964  (i)
MBNA Master Credit Card Trust USA
(Class A)
3.27%                                           12/17/07                       250,000              249,975  (i)
Option One Mortgage Loan Trust (Class A)
3.73%                                           02/25/33                     1,765,054            1,770,461  (i)
Residential Asset Mortgage Products Inc.
(Class A)
3.61%                                           01/25/34                       382,386              383,214  (i)
Residential Asset Mortgage Products, Inc.
3.58%                                           12/25/33                     1,000,000            1,003,494  (i)
Structured Asset Investment Loan Trust
3.48%                                           04/25/35                     3,000,000            2,999,939  (i)
Structured Asset Securities Corp.
3.51%                                           02/25/35                     2,000,000            2,001,931  (i)
                                                                                                 13,678,800

CORPORATE NOTES - 0.9%
Prudential Financial Inc.
3.54%                                           06/13/08                     2,000,000            1,999,320  (i)

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.2%
Crusade Global Trust (Class A)
3.62%                                           09/18/34                       312,336              312,818  (i)
Granite Master Issuer PLC
3.37%                                           12/20/54                     1,000,000            1,000,000  (i)
Interstar Millennium Trust (Class A)
3.60%                                           03/14/36                       163,174              163,226  (i)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
3.39%                                           10/15/17                     2,200,000            2,201,707  (b,i)
MortgageIT Trust
3.57%                                           05/25/35                     2,899,650            2,897,499  (i)
National RMBS Trust
3.54%                                           03/20/34                       381,191              381,457  (i)
Residential Accredit Loans, Inc.
3.61%                                           03/25/34                       238,289              238,540  (i)
Wachovia Bank Commercial Mortgage Trust
3.74%                                           03/15/15                       125,091              125,229  (b,i)
                                                                                                  7,320,476

TOTAL SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN                                                                          22,998,596
 (COST $22,985,863)

TOTAL INVESTMENTS IN SECURITIES                                                                 290,328,645
(COST $290,401,014)
                                                                             NUMBER OF
                                                                                SHARES                VALUE
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.5%
-------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.1%
GEI Short Term Investment Fund
3.20%                                                                          100,965         $    100,965  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES
ON LOAN - 1.4%
GEI Short Term Investment Fund
3.20%                                                                        3,301,858            3,301,858  (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                                      3,402,823
(COST $3,402,823)

TOTAL INVESTMENTS                                                                               293,731,468
(COST $293,803,837)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (27.4)%                                                                                   (63,190,316)
                                                                                               ------------
NET ASSETS - 100.0%                                                                            $230,541,152
                                                                                               ============

---------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------------

The GE Institutional Income Fund had the following long futures contracts open at June 30, 2005:

                                                                                         CURRENT
                                                                       NUMBER OF        NOTIONAL           UNREALIZED
DESCRIPTION                                 EXPIRATION DATE            CONTRACTS           VALUE         APPRECIATION
---------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                         September  2005                   90     $21,633,750            $ (24,612)
U S Treasury Notes 10 Yr Futures            September  2005                    2         226,938                1,515
U S Treasury Notes 5 Yr Futures             September  2005                   65       7,077,891               38,086
                                                                                                            ---------
                                                                                                            $  14,989
                                                                                                            =========

The GE Institutional Income Fund had the following short futures contracts open at June 30, 2005:

                                                                        CURRENT
                                                  NUMBER OF            NOTIONAL          UNREALIZED
DESCRIPTION                 EXPIRATION DATE       CONTRACTS               VALUE        APPRECIATION
----------------------------------------------------------------------------------------------------
Euro Dollar Futures         December  2005               90        $(21,606,750)            $12,732


NOTES TO SCHEDULES OF INVESTMENTS June 30, 2005
--------------------------------------------------------------------------------


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $2,120,882, $2,846,094 and $32,994,833 or 0.33%, 1.77% and 14.31% of net
     assets for the International Equity, Strategic Investment and Income Funds, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2005.

(j)  All or a portion of security out on loan.

(k)  Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m)  Treasury Inflated Securities.

(n) General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund's investment advisor.

*    Less than 0.1%.



ABBREVIATIONS:

ADR      American Depository Receipt

GDR      Global Depository Receipt

REGD.    Registered

REIT     Real Estate Investment Trust

REMIC    Real Estate Mortgage Investment Conduit

SPDR     Standard and Poors Depository Receipt

STRIPS   Separate Trading of Registered Interest and Principal of Security


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls orin other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Institutional Funds

Date:  November 22, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, GE Institutional Funds

Date:  November 22, 2005